UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	VANGUARD BOND INDEX FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004
Vanguard Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
U.S GOVERNMENT AND AGENCY OBLIGATIONS (69.5%)

U.S. Government Securities (25.2%)
U.S. Treasury Bond	12.00%	5/15/2005	$300	$318
U.S. Treasury Bond	2.375%	8/31/2006	63,000	62,754
U.S. Treasury Bond	10.375%	11/15/2009	50	51
U.S. Treasury Bond	11.75%	2/15/2010	16,560	17,155
U.S. Treasury Bond	10.00%	5/15/2010	43,065	45,151
U.S. Treasury Bond	10.375%	11/15/2012	1,375	1,676
U.S. Treasury Bond	12.00%	8/15/2013	5,000	6,600
U.S. Treasury Bond	11.25%	2/15/2015	14,275	22,715
U.S. Treasury Bond	10.625%	8/15/2015	8,825	13,704
U.S. Treasury Bond	9.875%	11/15/2015	90,750	135,374
U.S. Treasury Bond	9.25%	2/15/2016	135,050	194,472
U.S. Treasury Bond	7.50%	11/15/2016	20,069	25,792
U.S. Treasury Bond	8.75%	5/15/2017	34,460	48,621
U.S. Treasury Bond	8.875%	8/15/2017	223,465	318,753
U.S. Treasury Bond	8.875%	2/15/2019	112,425	162,383
U.S. Treasury Bond	8.125%	8/15/2019	144,995	198,417
U.S. Treasury Bond	8.50%	2/15/2020	1,375	1,946
U.S. Treasury Bond	8.75%	5/15/2020	40,575	58,688
U.S. Treasury Bond	8.75%	8/15/2020	6,025	8,725
U.S. Treasury Bond	7.875%	2/15/2021	98,362	133,081
U.S. Treasury Bond	8.125%	8/15/2021	188,475	261,332
U.S. Treasury Bond	8.00%	11/15/2021	89,620	123,185
U.S. Treasury Bond	7.625%	11/15/2022	137,830	184,046
U.S. Treasury Bond	6.25%	8/15/2023	525	613
U.S. Treasury Bond	6.00%	2/15/2026	500	570
U.S. Treasury Bond	6.75%	8/15/2026	24,460	30,369
U.S. Treasury Bond	6.50%	11/15/2026	775	937
U.S. Treasury Bond	6.625%	2/15/2027	17,125	20,997
U.S. Treasury Bond	6.375%	8/15/2027	83,550	99,764
U.S. Treasury Bond	5.50%	8/15/2028	32,600	35,050
U.S. Treasury Bond	5.25%	11/15/2028	485	505
U.S. Treasury Bond	6.25%	5/15/2030	2,150	2,552
U.S. Treasury Note	1.50%	7/31/2005	675	671
U.S. Treasury Note	6.50%	8/15/2005	815	845
U.S. Treasury Note	1.625%	9/30/2005	102,100	101,510
U.S. Treasury Note	5.75%	11/15/2005	13,570	14,094
U.S. Treasury Note	5.875%	11/15/2005	10,030	10,431
U.S. Treasury Note	1.875%	11/30/2005	110,150	109,651
U.S. Treasury Note	1.875%	12/31/2005	310,400	308,798
U.S. Treasury Note	1.875%	1/31/2006	84,450	83,922
U.S. Treasury Note	1.625%	2/28/2006	45,125	44,660
U.S. Treasury Note	2.25%	4/30/2006	87,225	86,966
U.S. Treasury Note	6.875%	5/15/2006	111,375	119,189
U.S. Treasury Note	2.75%	6/30/2006	209,100	209,949
U.S. Treasury Note	7.00%	7/15/2006	346,775	373,706
U.S. Treasury Note	2.75%	7/31/2006	75,250	75,520
U.S. Treasury Note	6.50%	10/15/2006	331,375	356,695
U.S. Treasury Note	6.625%	5/15/2007	57,800	63,372
U.S. Treasury Note	6.125%	8/15/2007	281,100	306,312
U.S. Treasury Note	5.625%	5/15/2008	619,745	674,264
U.S. Treasury Note	3.125%	9/15/2008	141,400	141,312
U.S. Treasury Note	3.125%	10/15/2008	55,550	55,463
U.S. Treasury Note	4.75%	11/15/2008	84,175	89,252
U.S. Treasury Note	3.375%	12/15/2008	43,700	43,973
U.S. Treasury Note	3.25%	1/15/2009	188,675	188,734
U.S. Treasury Note	2.625%	3/15/2009	27,100	26,376
U.S. Treasury Note	3.125%	4/15/2009	3,875	3,848
U.S. Treasury Note	6.00%	8/15/2009	199,905	223,488
U.S. Treasury Note	6.50%	2/15/2010	203,475	233,425
U.S. Treasury Note	5.75%	8/15/2010	10,975	12,229
U.S. Treasury Note	5.00%	2/15/2011	2,500	2,685
U.S. Treasury Note	4.875%	2/15/2012	350,125	373,048
U.S. Treasury Note	4.375%	8/15/2012	388,535	400,374
U.S. Treasury Note	4.00%	11/15/2012	5,675	5,702
U.S. Treasury Note	4.25%	8/15/2013	53,525	54,328

				7,011,088

Agency Bonds and Notes (9.7%)
Federal Farm Credit Bank*	2.25%	9/1/2006	12,980	12,840
Federal Farm Credit Bank*	3.25%	6/15/2007	35,625	35,770
Federal Home Loan Bank*	5.375%	2/15/2006	1,000	1,038
Federal Home Loan Bank*	5.125%	3/6/2006	77,250	79,944
Federal Home Loan Bank*	2.50%	3/15/2006	48,850	48,765
Federal Home Loan Bank*	2.25%	5/15/2006	29,000	28,806
Federal Home Loan Bank*	5.375%	5/15/2006	500	521
Federal Home Loan Bank*	2.875%	8/15/2006	25,000	25,023
Federal Home Loan Bank*	6.375%	8/15/2006	500	532
Federal Home Loan Bank*	2.875%	9/15/2006	21,000	21,016
Federal Home Loan Bank*	6.50%	8/15/2007	38,810	42,327
Federal Home Loan Bank*	5.80%	9/2/2008	15,000	16,258
Federal Home Loan Bank*	5.865%	9/2/2008	44,070	47,868
Federal Home Loan Bank*	3.625%	11/14/2008	7,500	7,517
Federal Home Loan Bank*	5.79%	4/27/2009	900	979
Federal Home Loan Bank*	7.625%	5/14/2010	73,700	87,165
Federal Home Loan Bank*	5.75%	5/15/2012	66,575	72,512
Federal Home Loan Bank*	4.50%	11/15/2012	31,100	31,264
Federal Home Loan Mortgage Corp.*	2.875%	9/15/2005	40,000	40,173
Federal Home Loan Mortgage Corp.*	2.125%	11/15/2005	35,000	34,881
Federal Home Loan Mortgage Corp.*	5.25%	1/15/2006	53,660	55,509
Federal Home Loan Mortgage Corp.*	6.75%	5/30/2006	1,250	1,332
Federal Home Loan Mortgage Corp.*	5.50%	7/15/2006	56,950	59,619
Federal Home Loan Mortgage Corp.*	2.875%	12/15/2006	20,000	19,983
Federal Home Loan Mortgage Corp.*	4.875%	3/15/2007	65	68
Federal Home Loan Mortgage Corp.*	3.50%	9/15/2007	855	862
Federal Home Loan Mortgage Corp.*	2.75%	3/15/2008	25	24
Federal Home Loan Mortgage Corp.*	5.75%	4/15/2008	177,055	190,988
Federal Home Loan Mortgage Corp.*	3.75%	5/12/2009	3,130	3,135
Federal Home Loan Mortgage Corp.*	6.625%	9/15/2009	37,340	42,072
Federal Home Loan Mortgage Corp.*	7.00%	3/15/2010	73,925	84,952
Federal Home Loan Mortgage Corp.*	6.875%	9/15/2010	70,225	80,769
Federal Home Loan Mortgage Corp.*	5.875%	3/21/2011	14,757	15,967
Federal Home Loan Mortgage Corp.*	6.00%	6/15/2011	10,000	11,039
Federal Home Loan Mortgage Corp.*	6.375%	8/1/2011	3,130	3,291
Federal Home Loan Mortgage Corp.*	5.50%	9/15/2011	10,000	10,755
Federal Home Loan Mortgage Corp.*	5.75%	1/15/2012	55,750	60,741
Federal Home Loan Mortgage Corp.*	5.125%	7/15/2012	31,745	33,308
Federal Home Loan Mortgage Corp.*	4.50%	1/15/2013	27,500	27,628
Federal Home Loan Mortgage Corp.*	4.00%	6/12/2013	23,775	22,455
Federal Home Loan Mortgage Corp.*	4.50%	7/15/2013	15,100	15,098
Federal Home Loan Mortgage Corp.*	4.875%	11/15/2013	25	26
Federal Home Loan Mortgage Corp.*	4.50%	1/15/2014	10	10
Federal Home Loan Mortgage Corp.*	6.75%	3/15/2031	53,350	63,421
Federal Home Loan Mortgage Corp.*	6.25%	7/15/2032	95	107
Federal National Mortgage Assn.*	6.00%	12/15/2005	25,650	26,723
Federal National Mortgage Assn.*	2.00%	1/15/2006	25	25
Federal National Mortgage Assn.*	5.50%	2/15/2006	65,000	67,547
Federal National Mortgage Assn.*	2.25%	5/15/2006	40,180	39,911
Federal National Mortgage Assn.*	5.25%	6/15/2006	26,970	28,060
Federal National Mortgage Assn.*	3.125%	7/15/2006	43,500	43,749
Federal National Mortgage Assn.*	4.375%	10/15/2006	11,165	11,506
Federal National Mortgage Assn.*	2.625%	11/15/2006	70,000	69,615
Federal National Mortgage Assn.*	4.75%	1/2/2007	305	315
Federal National Mortgage Assn.*	5.00%	1/15/2007	81,710	85,363
Federal National Mortgage Assn.*	7.125%	3/15/2007	20,000	21,937
Federal National Mortgage Assn.*	5.25%	4/15/2007	50,000	52,665
Federal National Mortgage Assn.*	3.50%	10/15/2007	3,580	3,581
Federal National Mortgage Assn.*	6.625%	10/15/2007	45,000	49,399
Federal National Mortgage Assn.*	3.25%	11/15/2007	20	20
Federal National Mortgage Assn.*	3.25%	1/15/2008	75	75
Federal National Mortgage Assn.*	6.00%	5/15/2008	26,310	28,611
Federal National Mortgage Assn.*	3.25%	8/15/2008	150	149
Federal National Mortgage Assn.*	5.25%	1/15/2009	3,700	3,937
Federal National Mortgage Assn.*	3.25%	2/15/2009	10	10
Federal National Mortgage Assn.*	6.375%	6/15/2009	52,587	58,500
Federal National Mortgage Assn.*	6.625%	9/15/2009	128,315	144,578
Federal National Mortgage Assn.*	7.25%	1/15/2010	85,665	99,365
Federal National Mortgage Assn.*	7.125%	6/15/2010	25	29
Federal National Mortgage Assn.*	6.625%	11/15/2010	400	455
Federal National Mortgage Assn.*	6.25%	2/1/2011	16,840	18,520
Federal National Mortgage Assn.*	6.00%	5/15/2011	47,500	52,411
Federal National Mortgage Assn.*	5.50%	10/18/2011	430	431
Federal National Mortgage Assn.*	5.375%	11/15/2011	100	107
Federal National Mortgage Assn.*	6.00%	12/21/2011	15	15
Federal National Mortgage Assn.*	6.125%	3/15/2012	32,980	36,729
Federal National Mortgage Assn.*	4.375%	9/15/2012	8,550	8,535
Federal National Mortgage Assn.*	4.375%	3/15/2013	40	40
Federal National Mortgage Assn.*	4.625%	5/1/2013	17,575	17,358
Federal National Mortgage Assn.*	4.625%	10/15/2013	24,025	24,137
Federal National Mortgage Assn.*	5.125%	1/2/2014	4,175	4,225
Federal National Mortgage Assn.*	8.20%	3/10/2016	50	64
Federal National Mortgage Assn.*	6.25%	5/15/2029	1,375	1,537
Federal National Mortgage Assn.*	7.125%	1/15/2030	805	994
Federal National Mortgage Assn.*	7.25%	5/15/2030	84,101	105,400
Federal National Mortgage Assn.*	6.625%	11/15/2030	8,110	9,465
Private Export Funding Corp. (U.S. Government Guaranteed)	7.20%	1/15/2010	32,875	38,045
Resolution Funding Corp.	8.125%	10/15/2019	550	729
Resolution Funding Corp.	8.875%	7/15/2020	280	396
Resolution Funding Corp.	8.625%	1/15/2030	110	158
Small Business Administration Variable Rate Interest Only Custodial Receipts	2.719%	7/15/2017	4,883	244
State of Israel (U.S. Government Guaranteed)	5.50%	9/18/2023	5,725	5,979
State of Israel (U.S. Government Guaranteed)	5.50%	12/4/2023	4,050	4,231
State of Israel (U.S. Government Guaranteed)	5.50%	4/26/2024	3,100	3,236
Tennessee Valley Auth.*	5.375%	11/13/2008	32,175	34,385
Tennessee Valley Auth.*	7.125%	5/1/2030	34,350	42,453

				2,684,307

Mortgage-Backed Securities (34.6%)
Federal Home Loan Mortgage Corp.*	4.00%	3/1/2008-7/1/2019 (1)	164,432	162,378
Federal Home Loan Mortgage Corp.*	4.50%	1/1/2008-5/1/2034 (1)	568,781	565,356
Federal Home Loan Mortgage Corp.*	5.00%	6/1/2007-7/1/2034 (1)	907,935	909,687
Federal Home Loan Mortgage Corp.*	5.50%	12/1/2005-9/1/2034 (1)	935,020	952,966
Federal Home Loan Mortgage Corp.*	6.00%	4/1/2005-8/1/2034 (1)	480,261	498,936
Federal Home Loan Mortgage Corp.*	6.50%	1/1/2005-4/1/2034 (1)	284,978	299,917
Federal Home Loan Mortgage Corp.*	7.00%	10/27/2004-9/1/2032 (1)	127,536	135,351
Federal Home Loan Mortgage Corp.*	7.50%	1/1/2007-2/1/2032 (1)	33,363	35,770
Federal Home Loan Mortgage Corp.*	8.00%	7/1/2006-1/1/2032 (1)	23,992	25,934
Federal Home Loan Mortgage Corp.*	8.50%	1/1/2005-7/1/2031 (1)	3,902	4,259
Federal Home Loan Mortgage Corp.*	9.00%	11/1/2005-3/1/2031 (1)	2,753	3,035
Federal Home Loan Mortgage Corp.*	9.50%	4/1/2016-6/1/2025 (1)	707	786
Federal Home Loan Mortgage Corp.*	10.00%	7/1/2009-12/1/2015 (1)	180	202
Federal Home Loan Mortgage Corp.*	10.50%	12/1/2015 (1)	1	2
Federal National Mortgage Assn.*	4.00%	9/1/2010-4/1/2033 (1)	172,257	168,937
Federal National Mortgage Assn.*	4.50%	2/1/2010-6/1/2034 (1)	499,975	495,561
Federal National Mortgage Assn.*	5.00%	3/1/2006-8/1/2034 (1)	1,321,890	1,322,242
Federal National Mortgage Assn.*	5.50%	11/1/2008-3/1/2035 (1)	1,481,263	1,507,235
Federal National Mortgage Assn.*	6.00%	7/1/2008-8/1/2034 (1)	629,575	654,095
Federal National Mortgage Assn.*	6.50%	6/1/2008-4/1/2034 (1)	382,369	402,095
Federal National Mortgage Assn.*	7.00%	10/1/2004-12/1/2033 (1)	124,114	131,634
Federal National Mortgage Assn.*	7.50%	9/1/2007-12/1/2032 (1)	52,840	56,560
Federal National Mortgage Assn.*	8.00%	11/1/2006-9/1/2031 (1)	14,570	15,753
Federal National Mortgage Assn.*	8.50%	4/1/2006-5/1/2032 (1)	5,567	6,036
Federal National Mortgage Assn.*	9.00%	7/1/2005-8/1/2030 (1)	1,215	1,333
Federal National Mortgage Assn.*	9.50%	12/1/2005-11/1/2025 (1)	1,409	1,560
Federal National Mortgage Assn.*	10.00%	10/1/2006-11/1/2019 (1)	303	337
Federal National Mortgage Assn.*	10.50%	5/1/2010-8/1/2020 (1)	75	83
Federal National Mortgage Assn.*	11.00%	9/1/2019 (1)	26	29
Government National Mortgage Assn	3.375%	6/20/2029 (1)	2,440	2,467
Government National Mortgage Assn	4.00%	8/15/2018-9/15/2018 (1)	3,696	3,630
Government National Mortgage Assn	4.50%	6/15/2018-9/1/2034 (1)	40,723	40,060
Government National Mortgage Assn	5.00%	11/15/2017-3/1/2035 (1)	215,210	215,053
Government National Mortgage Assn	5.50%	2/15/2017-9/15/2034 (1)	369,803	376,767
Government National Mortgage Assn	6.00%	3/15/2009-3/15/2034 (1)	260,662	270,782
Government National Mortgage Assn	6.50%	10/15/2007-3/1/2035 (1)	160,073	169,154
Government National Mortgage Assn	7.00%	11/15/2007-10/15/2032 (1)	87,093	92,896
Government National Mortgage Assn	7.25%	9/15/2025 (1)	59	64
Government National Mortgage Assn	7.50%	2/15/2007-6/15/2032 (1)	33,986	36,661
Government National Mortgage Assn	7.75%	2/15/2030 (1)	13	14
Government National Mortgage Assn	7.90%	2/15/2021 (1)	11	12
Government National Mortgage Assn	8.00%	2/15/2007-12/15/2030 (1)	20,649	22,555
Government National Mortgage Assn	8.50%	5/15/2010-3/15/2031 (1)	4,535	4,981
Government National Mortgage Assn	9.00%	4/15/2005-3/15/2031 (1)	9,603	10,701
Government National Mortgage Assn	9.50%	5/15/2016-9/15/2030 (1)	2,014	2,256
Government National Mortgage Assn	10.00%	2/15/2018-2/15/2025 (1)	735	831
Government National Mortgage Assn	10.50%	7/15/2015-4/15/2025 (1)	522	594
Government National Mortgage Assn	11.00%	1/15/2010-6/15/2019 (1)	150	169
Government National Mortgage Assn	11.50%	3/15/2010-4/15/2016 (1)	79	90

				9,607,806

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $18,932,772)				19,303,201

CORPORATE BONDS (25.7%)

Asset-Backed/Commercial Mortgage-Backed Securities (5.1%)
American Express Credit Account Master Trust	1.90%	9/15/2008 (1)(3)	14,643	14,676
American Express Credit Account Master Trust	1.88%	12/15/2008 (1)(3)	35,100	35,178
BA Master Credit Card Trust	1.88%	6/15/2008 (1)(3)	60,700	60,815
Banc of America Commercial Mortgage, Inc.	5.787%	5/11/2035 (1)	20,000	20,973
Banc of America Commercial Mortgage, Inc.	6.503%	4/15/2036 (1)	9,000	9,976
Banc of America Commercial Mortgage, Inc.	5.118%	7/11/2043 (1)	2,690	2,769
Bear Stearns Commercial Mortgage Securities, Inc.	5.61%	11/15/2033 (1)	9,900	10,581
Bear Stearns Commercial Mortgage Securities, Inc.	4.83%	8/15/2038 (1)	20,000	20,309
Bear Stearns Commercial Mortgage Securities, Inc.	4.68%	8/13/2039 (1)	10,000	9,999
Bear Stearns Commercial Mortgage Securities, Inc.	4.74%	3/13/2040 (1)	9,000	9,035
California Infrastructure & Economic Development Bank Special Purpose Trust PG&E	-16.42%	9/25/2008 (1)	29,964	31,156
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E	-6.31%	9/25/2008 (1)	5,788	6,020
Capital One Master Trust	1.90%	1/15/2009 (1)(3)	44,000	44,086
Carco Auto Loan Master Trust	1.825%	11/15/2006 (1)(3)	20,000	20,006
Centex Home Equity	4.64%	8/25/2026 (1)	630	630
Chase Commercial Mortgage Securities Corp.	6.39%	11/18/2030 (1)	19,325	21,056
Chase Credit Card Master Trust	1.86%	2/15/2007 (1)(3)	5,000	5,000
Chase Credit Card Master Trust	1.93%	6/15/2007 (1)(3)	15,000	15,010
Chase Credit Card Master Trust	1.81%	4/15/2008 (1)(3)	17,000	17,010
Chase Credit Card Master Trust	1.90%	6/16/2008 (1)(3)	89,000	89,175
CIT Group Home Equity Loan Trust	6.20%	2/25/2030 (1)	1,790	1,882
Citibank Credit Card Issuance Trust	4.95%	2/9/2009 (1)	43,650	45,524
Citibank Credit Card Master Trust	5.875%	3/10/2011 (1)	1,250	1,359
Citibank Omni-S Master Trust	2.01%	9/16/2010 (1)(3)	6,500	6,529
COMED Transitional Funding Trust	5.63%	6/25/2009 (1)	510	533
Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031 (1)	19,648	21,804
Countrywide Home Loans	4.545%	9/19/2032 (1)	2,141	2,139
Countrywide Home Loans	4.124%	5/25/2033 (1)	28,724	28,723
Credit Suisse First Boston Mortgage Securities Corp.	7.29%	9/15/2041 (1)	20,000	22,632
DaimlerChrysler Master Owner Trust	1.81%	2/15/2008 (1)(3)	49,350	49,412
Detroit Edison Securitization Funding LLC	5.875%	3/1/2010 (1)	900	951
Discover Card Master Trust I	1.89%	4/16/2007 (1)(3)	6,050	6,050
Discover Card Master Trust I	1.83%	7/15/2007 (1)(3)	16,500	16,503
Discover Card Master Trust I	6.85%	7/17/2007 (1)	250	253
Discover Card Master Trust I	1.94%	9/18/2007 (1)(3)	8,765	8,772
Discover Card Master Trust I	1.94%	11/15/2007 (1)(3)	23,000	23,026
DLJ Commercial Mortgage Corp.	6.41%	2/18/2031 (1)	17,425	18,765
Federal Housing Administration	7.43%	10/1/2020 (1)	42	46
First Union National Bank Commercial Mortgage Securities	6.223%	12/12/2033 (1)	12,550	13,753
First USA Credit Card Master Trust	1.961%	9/19/2008 (1)(3)	3,000	3,005
Ford Credit Auto Owner Trust	3.62%	1/15/2006 (1)	2,336	2,339
Ford Credit Auto Owner Trust	4.01%	3/15/2006 (1)	11,139	11,180
Ford Credit Auto Owner Trust	3.13%	11/15/2006 (1)	2,700	2,712
Ford Credit Floor Plan Master Owner Trust	1.90%	7/15/2008 (1)(3)	19,500	19,521
GE Capital Commercial Mortgage Corp.	6.531%	5/15/2033 (1)	17,000	18,935
GE Capital Commercial Mortgage Corp.	6.29%	8/11/2033 (1)	3,000	3,310
GE Capital Commercial Mortgage Corp.	6.269%	12/10/2035 (1)	12,200	13,472
GE Capital Commercial Mortgage Corp.	5.145%	7/10/2037 (1)	1,340	1,382
GE Capital Commercial Mortgage Corp.	4.996%	12/10/2037 (1)	20,000	20,449
GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/2033 (1)	20,000	21,658
GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/2033 (1)	12,000	13,789
GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/2034 (1)	14,085	15,593
GMAC Commercial Mortgage Securities, Inc.	6.70%	4/15/2034 (1)	16,500	18,560
GMAC Commercial Mortgage Securities, Inc.	6.42%	5/15/2035 (1)	10,250	11,148
GS Mortgage Securities Corp. II	4.608%	1/10/2040 (1)	20,000	20,002
Harley-Davidson Motorcycle Trust	4.50%	1/15/2010 (1)	11,691	11,896
Honda Auto Receivables Owner Trust	4.22%	4/16/2007 (1)	5,775	5,848
Household Automotive Trust Series	3.68%	4/17/2006 (1)	158	159
Household Credit Card Master Note Trust I	1.89%	7/15/2008 (1)(3)	7,500	7,509
Household Credit Card Master Note Trust I	1.90%	8/15/2008 (1)(3)	62,000	62,091
Household Credit Card Master Note Trust I	1.92%	10/15/2008 (1)(3)	10,000	10,020
Household Private Label Credit Card Master Trust	2.03%	9/15/2009 (1)(3)	4,950	4,964
J.P. Morgan Chase Commercial Mortgage Securities	6.26%	3/15/2033 (1)	20,000	22,140
J.P. Morgan Chase Commercial Mortgage Securities	5.05%	12/12/2034 (1)	11,000	11,301
J.P. Morgan Chase Commercial Mortgage Securities	4.985%	1/12/2037 (1)	15,000	15,340
J.P. Morgan Chase Commercial Mortgage Securities	5.255%	7/12/2037 (1)	1,790	1,867
J.P. Morgan Chase Commercial Mortgage Securities	5.376%	7/12/2037 (1)	12,180	12,770
LB Commerical Conduit Mortgage Trust	6.78%	6/15/2031 (1)	26,237	29,113
LB-UBS Commercial Mortgage Trust	7.37%	8/15/2026 (1)	20,000	23,032
LB-UBS Commercial Mortgage Trust	6.133%	12/15/2030 (1)	8,190	8,969
M&I Auto Loan Trust	3.04%	10/20/2008 (1)	8,100	8,119
MBNA Credit Card Master Note Trust	4.95%	6/15/2009 (1)	45,800	47,772
MBNA Master Credit Card Trust	2.02%	8/15/2008 (1)(3)	19,030	19,103
Morgan Stanley Capital I	6.52%	3/15/2030 (1)	5,083	5,472
Morgan Stanley Dean Witter Capital I	6.66%	2/15/2033 (1)	5,000	5,601
Morgan Stanley Dean Witter Capital I	6.39%	7/15/2033 (1)	5,000	5,524
Morgan Stanley Dean Witter Capital I	4.92%	3/12/2035 (1)	20,000	20,451
Morgan Stanley Dean Witter Capital I	6.39%	10/15/2035 (1)	5,000	5,558
Morgan Stanley Dean Witter Capital I	4.74%	11/13/2036 (1)	1,340	1,353
Nissan Auto Receivables Owner Trust	4.80%	2/15/2007 (1)	785	792
Nissan Auto Receivables Owner Trust	3.33%	1/15/2008 (1)	21,100	21,296
PECO Energy Transition Trust	5.80%	3/1/2007 (1)	3,771	3,826
PECO Energy Transition Trust	6.13%	3/1/2009 (1)	450	485
PP&L Transition Bond Co. LLC	6.96%	12/26/2007 (1)	7,500	7,787
PP&L Transition Bond Co. LLC	7.15%	6/25/2009 (1)	850	951
PSEG Transition Funding LLC	6.89%	12/15/2017 (1)	19,800	23,084
Public Service New Hampshire Funding LLC	5.73%	11/1/2010 (1)	808	853
Residential Asset Securities Corp.	6.417%	2/25/2029 (1)	117	118
Residential Asset Securities Corp.	7.15%	7/25/2030 (1)	872	904
Residential Asset Securities Corp.	6.489%	10/25/2030 (1)	857	889
Salomon Brothers Mortgage Securities VII	4.135%	9/25/2033 (1)	48,731	48,360
Toyota Auto Receivables Owner Trust	2.65%	11/15/2006 (1)	13,251	13,276
Toyota Auto Receivables Owner Trust	4.00%	7/15/2008 (1)	10,000	10,101
USAA Auto Owner Trust	2.93%	7/16/2007 (1)	3,200	3,200
Wachovia Bank Commercial Mortgage Trust	4.98%	11/15/2034 (1)	900	919
Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/2035 (1)	900	910
Washington Mutual Mortgage Pass-Through Certificates	5.493%	4/26/2032 (1)	5,269	5,331
WFS Financial Owner Trust	4.50%	2/20/2010 (1)	16,500	16,883

				1,415,108

Finance (7.8%)
Banking (3.2%)
Abbey National PLC	7.95%	10/26/2029	12,115	15,417
ABN AMRO Bank NV	7.55%	6/28/2006	4,750	5,108
Bank of America Corp.	7.125%	9/15/2006	3,900	4,196
Bank of America Corp.	5.25%	2/1/2007	19,450	20,448
Bank of America Corp.	3.875%	1/15/2008	340	345
Bank of America Corp.	3.25%	8/15/2008	24,000	23,705
Bank of America Corp.	3.375%	2/17/2009	3,000	2,953
Bank of America Corp.	4.25%	10/1/2010	3,400	3,413
Bank of America Corp.	4.375%	12/1/2010	1,750	1,763
Bank of America Corp.	7.40%	1/15/2011	9,235	10,766
Bank of America Corp.	4.875%	1/15/2013	1,340	1,360
Bank of America Corp.	4.75%	8/15/2013	1,135	1,136
Bank of America Corp.	5.375%	6/15/2014	1,900	1,976
Bank of America Corp.	5.25%	12/1/2015	5,775	5,876
Bank of New York Co., Inc.	3.75%	2/15/2008	10,345	10,438
Bank One Corp.	6.50%	2/1/2006	11,125	11,675
Bank One Corp.	6.875%	8/1/2006	10,735	11,480
Bank One Corp.	6.00%	8/1/2008	900	973
Bank One Corp.	6.00%	2/17/2009	110	119
Bank One Corp.	7.875%	8/1/2010	13,505	15,972
Bank One NA (IL)	5.50%	3/26/2007	18,290	19,425
Bank One NA (IL)	3.70%	1/15/2008	13,640	13,849
BankAmerica Capital II	8.00%	12/15/2026	500	561
BankAmerica Corp.	6.625%	10/15/2007	7,500	8,246
BankAmerica Corp.	5.875%	2/15/2009	3,325	3,605
BB&T Corp.	6.50%	8/1/2011	1,590	1,783
BB&T Corp.	4.75%	10/1/2012	3,050	3,044
BB&T Corp.	5.20%	12/23/2015	5,325	5,401
BBVA-Bancomer Capital Trust I	10.50%	2/16/2011 (2)	4,225	4,627
BSCH Issuances Ltd.	7.625%	9/14/2010	6,375	7,445
Citicorp Capital II	8.015%	2/15/2027	1,300	1,465
Citicorp Lease Pass-Through Trust	7.22%	6/15/2005 (1)(2)	3,835	3,952
Citicorp Lease Pass-Through Trust	8.04%	12/15/2019 (1)(2)	18,025	21,775
Citigroup, Inc.	6.75%	12/1/2005	11,000	11,541
Citigroup, Inc.	5.75%	5/10/2006	3,750	3,921
Citigroup, Inc.	5.50%	8/9/2006	19,500	20,377
Citigroup, Inc.	6.20%	3/15/2009	140	154
Citigroup, Inc.	4.25%	7/29/2009	11,600	11,795
Citigroup, Inc.	6.50%	1/18/2011	1,870	2,101
Citigroup, Inc.	5.625%	8/27/2012	8,240	8,821
Citigroup, Inc.	5.00%	9/15/2014 (2)	12,058	12,113
Citigroup, Inc.	6.625%	6/15/2032	6,475	7,129
Citigroup, Inc.	5.875%	2/22/2033	3,250	3,283
Citigroup, Inc.	6.00%	10/31/2033	9,800	10,016
CoreStates Capital Corp.	8.00%	12/15/2026 (2)	5,475	6,159
Deutsche Bank Financial LLC	5.375%	3/2/2015	5,600	5,745
Fifth Third Bancorp	6.75%	7/15/2005	4,700	4,846
Fifth Third Bank	4.50%	6/1/2018	2,250	2,131
First Union Corp.	7.55%	8/18/2005	5,000	5,221
First Union Corp.	7.50%	4/15/2035	1,900	2,395
First Union National Bank (NC)	7.875%	2/15/2010	5,550	6,539
First Union National Bank (NC)	7.80%	8/18/2010	8,725	10,361
Fleet Boston Financial Corp.	7.25%	9/15/2005	2,565	2,677
Fleet Boston Financial Corp.	4.875%	12/1/2006	21,800	22,783
Fleet Boston Financial Corp.	3.85%	2/15/2008	3,550	3,592
Fleet Capital Trust II	7.92%	12/11/2026	2,640	2,946
Golden West Financial Corp.	4.125%	8/15/2007	10,650	10,954
Golden West Financial Corp.	4.75%	10/1/2012	340	343
GreenPoint Financial Corp.	3.20%	6/6/2008	340	335
HSBC Bank PLC	6.95%	3/15/2011	11,500	13,074
HSBC Holdings PLC	7.50%	7/15/2009	3,240	3,723
HSBC Holdings PLC	5.25%	12/12/2012	4,040	4,183
J.P. Morgan Chase & Co.	5.625%	8/15/2006	4,100	4,285
J.P. Morgan Chase & Co.	5.25%	5/30/2007	16,085	17,011
J.P. Morgan Chase & Co.	4.00%	2/1/2008	4,350	4,417
J.P. Morgan Chase & Co.	3.625%	5/1/2008	11,325	11,337
J.P. Morgan Chase & Co.	4.50%	11/15/2010	2,840	2,879
J.P. Morgan Chase & Co.	6.75%	2/1/2011	15	17
J.P. Morgan Chase & Co.	6.625%	3/15/2012	6,750	7,558
J.P. Morgan Chase & Co.	4.875%	3/15/2014	4,050	4,024
J.P. Morgan Chase & Co.	5.125%	9/15/2014	8,975	9,047
J.P. Morgan Chase & Co.	5.25%	5/1/2015	7,050	7,152
J.P. Morgan, Inc.	6.875%	1/15/2007	11,000	11,937
J.P. Morgan, Inc.	6.70%	11/1/2007	600	659
JPM Capital Trust II	7.95%	2/1/2027	1,100	1,232
Key Bank NA	5.00%	7/17/2007	3,831	4,013
Manufacturers & Traders Trust Co.	8.00%	10/1/2010	5,700	6,776
Marshall & Ilsley Bank	4.125%	9/4/2007	11,145	11,500
Marshall & Ilsley Corp.	4.375%	8/1/2009	3,275	3,341
Mellon Bank NA	6.50%	8/1/2005	5,300	5,463
Mellon Bank NA	7.375%	5/15/2007	3,500	3,865
Mellon Capital II	7.995%	1/15/2027	6,150	6,993
Mellon Funding Corp.	4.875%	6/15/2007	900	938
Mellon Funding Corp.	6.40%	5/14/2011	450	502
Mellon Funding Corp.	5.00%	12/1/2014	1,250	1,270
National City Bank	4.625%	5/1/2013	1,000	987
National City Corp.	3.20%	4/1/2008	4,300	4,248
National City Corp.	6.875%	5/15/2019	1,400	1,638
National Westminster Bank PLC	7.375%	10/1/2009	450	519
NationsBank Corp.	6.50%	3/15/2006	1,000	1,054
NationsBank Corp.	7.50%	9/15/2006	1,250	1,356
NationsBank Corp.	6.375%	2/15/2008	1,240	1,349
NationsBank Corp.	7.25%	10/15/2025	1,125	1,326
NB Capital Trust II	7.83%	12/15/2026	5,000	5,547
NB Capital Trust IV	8.25%	4/15/2027	3,400	3,933
PNC Funding Corp.	5.75%	8/1/2006	8,150	8,542
PNC Funding Corp.	5.25%	11/15/2015	6,150	6,216
Popular North America, Inc.	4.25%	4/1/2008	1,000	1,025
Regions Financial Corp.	7.00%	3/1/2011	1,500	1,715
Regions Financial Corp.	6.375%	5/15/2012	10,500	11,670
Republic New York Corp.	7.75%	5/15/2009	4,300	4,992
Royal Bank of Scotland Group PLC	5.00%	11/12/2013	1,250	1,266
Royal Bank of Scotland Group PLC	4.70%	7/3/2018	1,250	1,175
Royal Bank of Scotland Group PLC	7.648%	9/30/2031	16,520	19,515
Sanwa Bank Ltd.	8.35%	7/15/2009	3,900	4,582
Sanwa Bank Ltd.	7.40%	6/15/2011	6,050	6,940
Southtrust Corp.	5.80%	6/15/2014	3,175	3,375
Sumitomo Mitsui Banking Corp.	8.00%	6/15/2012	3,765	4,484
SunTrust Banks, Inc.	7.375%	7/1/2006	3,500	3,792
SunTrust Banks, Inc.	7.25%	9/15/2006	450	490
SunTrust Banks, Inc.	5.05%	7/1/2007	60	63
SunTrust Banks, Inc.	6.375%	4/1/2011	6,500	7,217
SunTrust Banks, Inc.	6.00%	2/15/2026	4,500	4,696
SunTrust Capital II	7.90%	6/15/2027	1,885	2,113
Swiss Bank Corp.	7.00%	10/15/2015	3,400	4,025
Swiss Bank Corp.	7.375%	6/15/2017	4,250	5,257
Synovus Financial Corp.	7.25%	12/15/2005	12,275	12,984
The Chase Manhattan Corp.	7.125%	2/1/2007	7,469	8,149
The Chase Manhattan Corp.	6.375%	4/1/2008	75	82
The Chase Manhattan Corp.	7.875%	6/15/2010	450	532
UFJ Finance Aruba AEC	6.75%	7/15/2013	6,100	6,790
Union Planters Corp.	7.75%	3/1/2011	8,300	9,840
UnionBanCal Corp.	5.25%	12/16/2013	1,525	1,553
US Bancorp	5.10%	7/15/2007	695	733
US Bancorp	3.125%	3/15/2008	7,650	7,582
US Bancorp	8.27%	12/15/2026	3,370	3,852
US Bank NA	2.85%	11/15/2006	3,525	3,507
US Bank NA	3.70%	8/1/2007	4,225	4,295
US Bank NA	6.375%	8/1/2011	6,650	7,416
US Bank NA	6.30%	2/4/2014	5,450	6,054
US Bank NA Minnesota	6.50%	2/1/2008	3,500	3,854
Wachovia Bank NA	4.85%	7/30/2007	450	473
Wachovia Bank NA	5.00%	8/15/2015	560	563
Wachovia Corp.	4.95%	11/1/2006	5,995	6,229
Wachovia Corp.	6.25%	8/4/2008	850	930
Wachovia Corp.	5.25%	8/1/2014	10,725	10,988
Washington Mutual Bank	6.875%	6/15/2011	19,095	21,582
Washington Mutual Bank	5.50%	1/15/2013	6,000	6,225
Washington Mutual Bank	5.65%	8/15/2014	2,675	2,781
Washington Mutual Capital I	8.375%	6/1/2027	1,975	2,246
Washington Mutual Finance Corp.	6.25%	5/15/2006	3,375	3,561
Washington Mutual, Inc.	7.50%	8/15/2006	900	972
Wells Fargo & Co.	6.875%	4/1/2006	5,700	6,036
Wells Fargo & Co.	5.90%	5/21/2006	5,000	5,248
Wells Fargo & Co.	5.125%	2/15/2007	8,570	9,027
Wells Fargo & Co.	3.50%	4/4/2008	5,375	5,394
Wells Fargo & Co.	6.45%	2/1/2011	8,975	10,064
Wells Fargo & Co.	5.125%	9/1/2012	4,650	4,847
Wells Fargo & Co.	4.95%	10/16/2013	13,500	13,775
Wells Fargo & Co.	5.125%	9/15/2016	150	151
Zions Bancorp	6.00%	9/15/2015	2,900	3,096
Brokerage (1.6%)
Bear Stearns Co., Inc.	7.80%	8/15/2007	4,700	5,257
Bear Stearns Co., Inc.	4.00%	1/31/2008	16,800	16,999
Bear Stearns Co., Inc.	2.875%	7/2/2008	1,650	1,602
Bear Stearns Co., Inc.	5.70%	11/15/2014	18,440	19,377
Bear Stearns Co., Inc.	4.65%	7/2/2018	1,000	927
Credit Suisse First Boston USA, Inc.	5.75%	4/15/2007	38,075	40,355
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	985	1,020
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	2,500	2,499
Credit Suisse First Boston USA, Inc.	4.70%	6/1/2009	1,600	1,646
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	6,100	6,612
Credit Suisse First Boston USA, Inc.	6.50%	1/15/2012	2,850	3,170
Credit Suisse First Boston USA, Inc.	5.50%	8/15/2013	5,000	5,202
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	4,800	4,847
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	3,600	4,237
Dean Witter, Discover & Co.	6.75%	10/15/2013	800	898
Fidelity Investments	7.49%	6/15/2019 (2)	1,000	1,218
Goldman Sachs Group, Inc.	4.125%	1/15/2008	6,990	7,119
Goldman Sachs Group, Inc.	6.60%	1/15/2012	5,840	6,471
Goldman Sachs Group, Inc.	5.70%	9/1/2012	6,900	7,257
Goldman Sachs Group, Inc.	5.25%	4/1/2013	3,840	3,897
Goldman Sachs Group, Inc.	4.75%	7/15/2013	560	549
Goldman Sachs Group, Inc.	5.25%	10/15/2013	7,095	7,237
Goldman Sachs Group, Inc.	5.15%	1/15/2014	1,550	1,559
Goldman Sachs Group, Inc.	5.00%	10/1/2014	3,400	3,363
Goldman Sachs Group, Inc.	5.50%	11/15/2014	12,500	12,909
Goldman Sachs Group, Inc.	6.125%	2/15/2033	12,925	13,018
Goldman Sachs Group, Inc.	6.345%	2/15/2034	13,100	13,158
Lehman Brothers Holdings, Inc.	6.25%	5/15/2006	34,405	36,164
Lehman Brothers Holdings, Inc.	7.625%	6/1/2006	5,000	5,374
Lehman Brothers Holdings, Inc.	7.50%	9/1/2006	5,000	5,409
Lehman Brothers Holdings, Inc.	3.50%	8/7/2008	690	684
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	1,900	1,904
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	4,125	4,599
Lehman Brothers Holdings, Inc.	4.80%	3/13/2014	4,525	4,454
Merrill Lynch & Co., Inc.	6.15%	1/26/2006	150	156
Merrill Lynch & Co., Inc.	5.36%	2/1/2007	4,600	4,811
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	1,600	1,594
Merrill Lynch & Co., Inc.	4.00%	11/15/2007	17,165	17,430
Merrill Lynch & Co., Inc.	3.70%	4/21/2008	4,750	4,760
Merrill Lynch & Co., Inc.	3.125%	7/15/2008	4,750	4,657
Merrill Lynch & Co., Inc.	6.375%	10/15/2008	2,000	2,190
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	4,750	4,763
Merrill Lynch & Co., Inc.	6.00%	2/17/2009	5,811	6,296
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	3,725	3,747
Merrill Lynch & Co., Inc.	5.00%	2/3/2014	4,250	4,262
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	4,950	5,112
Merrill Lynch & Co., Inc.	5.30%	9/30/2015	3,300	3,388
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	3,300	3,790
Morgan Stanley Dean Witter	6.10%	4/15/2006	13,300	13,947
Morgan Stanley Dean Witter	6.875%	3/1/2007	1,700	1,835
Morgan Stanley Dean Witter	5.80%	4/1/2007	48,900	51,928
Morgan Stanley Dean Witter	3.625%	4/1/2008	1,970	1,969
Morgan Stanley Dean Witter	3.875%	1/15/2009	3,225	3,226
Morgan Stanley Dean Witter	4.25%	5/15/2010	80	80
Morgan Stanley Dean Witter	6.75%	4/15/2011	890	1,001
Morgan Stanley Dean Witter	6.60%	4/1/2012	3,070	3,422
Morgan Stanley Dean Witter	5.30%	3/1/2013	400	409
Morgan Stanley Dean Witter	4.75%	4/1/2014	16,250	15,683
Morgan Stanley Dean Witter	7.25%	4/1/2032	5,465	6,479
Salomon Smith Barney Holdings Inc.	5.875%	3/15/2006	25,075	26,186
Salomon Smith Barney Holdings Inc.	6.50%	2/15/2008	3,750	4,112
Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/2009	2,950	3,009
American Express Co.	3.75%	11/20/2007	9,025	9,127
American Express Co.	4.75%	6/17/2009	2,375	2,456
American Express Co.	4.875%	7/15/2013	1,500	1,521
American Express Credit Corp.	3.00%	5/16/2008	7,950	7,823
American General Finance Corp.	5.875%	7/14/2006	2,500	2,620
American General Finance Corp.	3.00%	11/15/2006	7,100	7,078
American General Finance Corp.	5.75%	3/15/2007	9,000	9,522
American General Finance Corp.	3.875%	10/1/2009	4,150	4,115
American General Finance Corp.	5.375%	10/1/2012	4,675	4,899
CIT Group, Inc.	6.50%	2/7/2006	25	26
CIT Group, Inc.	4.125%	2/21/2006	15,250	15,520
CIT Group, Inc.	2.875%	9/29/2006	1,300	1,290
CIT Group, Inc.	7.375%	4/2/2007	8,750	9,596
CIT Group, Inc.	5.75%	9/25/2007	2,200	2,339
CIT Group, Inc.	4.00%	5/8/2008	6,450	6,511
CIT Group, Inc.	4.75%	12/15/2010	1,200	1,227
CIT Group, Inc.	7.75%	4/2/2012	4,400	5,187
CIT Group, Inc.	5.00%	2/13/2014	2,525	2,502
CIT Group, Inc.	5.125%	9/30/2014	2,200	2,197
Capital One Bank	6.875%	2/1/2006	11,075	11,650
Capital One Bank	4.875%	5/15/2008	2,450	2,536
Capital One Bank	4.25%	12/1/2008	1,850	1,876
Capital One Bank	5.125%	2/15/2014	3,000	2,981
Countrywide Home Loan	5.50%	8/1/2006	23,590	24,583
Countrywide Home Loan	5.50%	2/1/2007	400	420
Countrywide Home Loan	2.875%	2/15/2007	2,175	2,155
Countrywide Home Loan	5.625%	5/15/2007	1,345	1,418
Countrywide Home Loan	3.25%	5/21/2008	1,500	1,474
Countrywide Home Loan	6.25%	4/15/2009	1,500	1,633
Countrywide Home Loan	5.625%	7/15/2009	340	362
Countrywide Home Loan	4.125%	9/15/2009	7,025	7,009
Countrywide Home Loan	4.00%	3/22/2011	1,500	1,451
General Electric Capital Corp.	2.75%	9/25/2006	6,500	6,473
General Electric Capital Corp.	2.80%	1/15/2007	10,900	10,837
General Electric Capital Corp.	5.00%	2/15/2007	1,000	1,044
General Electric Capital Corp.	5.375%	3/15/2007	50,650	53,315
General Electric Capital Corp.	5.00%	6/15/2007	9,250	9,671
General Electric Capital Corp.	4.25%	1/15/2008	1,750	1,796
General Electric Capital Corp.	3.50%	5/1/2008	7,770	7,774
General Electric Capital Corp.	4.625%	9/15/2009	10,800	11,181
General Electric Capital Corp.	8.30%	9/20/2009	275	329
General Electric Capital Corp.	4.25%	12/1/2010	6,525	6,558
General Electric Capital Corp.	6.125%	2/22/2011	5,835	6,420
General Electric Capital Corp.	5.875%	2/15/2012	90	98
General Electric Capital Corp.	5.45%	1/15/2013	1,270	1,347
General Electric Capital Corp.	4.75%	9/15/2014	12,025	12,014
General Electric Capital Corp.	6.75%	3/15/2032	36,785	42,388
Household Finance Corp.	8.00%	5/9/2005	5,000	5,166
Household Finance Corp.	6.50%	1/24/2006	26,750	28,043
Household Finance Corp.	7.20%	7/15/2006	8,500	9,112
Household Finance Corp.	5.75%	1/30/2007	95	100
Household Finance Corp.	4.625%	1/15/2008	9,470	9,781
Household Finance Corp.	6.40%	6/17/2008	5,650	6,168
Household Finance Corp.	4.125%	12/15/2008	1,500	1,515
Household Finance Corp.	5.875%	2/1/2009	370	398
Household Finance Corp.	4.75%	5/15/2009	1,000	1,032
Household Finance Corp.	6.75%	5/15/2011	25	28
Household Finance Corp.	6.375%	10/15/2011	13,150	14,512
Household Finance Corp.	7.00%	5/15/2012	13,475	15,418
Household Finance Corp.	6.375%	11/27/2012	440	487
Household Finance Corp.	7.625%	5/17/2032	1,250	1,534
Household Finance Corp.	7.35%	11/27/2032	2,640	3,141
International Lease Finance Corp.	3.125%	5/3/2007	3,750	3,726
International Lease Finance Corp.	5.625%	6/1/2007	21,025	22,212
International Lease Finance Corp.	4.50%	5/1/2008	750	770
International Lease Finance Corp.	6.375%	3/15/2009	900	983
International Lease Finance Corp.	5.875%	5/1/2013	155	165
MBNA America Bank NA	7.75%	9/15/2005 (2)	15,425	16,116
MBNA America Bank NA	5.375%	1/15/2008	1,340	1,410
MBNA America Bank NA	6.625%	6/15/2012	15	17
MBNA Corp.	5.00%	6/15/2015	800	791
SLM Corp.	3.625%	3/17/2008	4,545	4,545
SLM Corp.	4.00%	1/15/2009	340	341
SLM Corp.	5.00%	10/1/2013	500	503
SLM Corp.	5.05%	11/14/2014	2,700	2,702
SLM Corp.	5.625%	8/1/2033	6,950	6,676
USA Education, Inc.	5.625%	4/10/2007	30,150	31,715
Wells Fargo Financial	5.50%	8/1/2012	4,275	4,565
Insurance (0.7%)
ACE Capital Trust II	9.70%	4/1/2030	1,900	2,595
ACE Ltd.	6.00%	4/1/2007	9,425	9,993
AEGON NV	4.75%	6/1/2013	3,000	2,974
AXA Financial, Inc.	7.75%	8/1/2010	1,400	1,643
AXA SA	8.60%	12/15/2030	6,275	8,172
Aetna, Inc./Lion Connecticut Holdings	6.97%	8/15/2004	900	1,009
Allstate Corp.	5.375%	12/1/2006	5,100	5,337
Allstate Corp.	7.20%	12/1/2009	13,665	15,632
Allstate Corp.	5.00%	8/15/2014	950	949
Allstate Corp.	6.125%	12/15/2032	3,400	3,528
Allstate Corp.	5.35%	6/1/2033	220	204
American General Capital II	8.50%	7/1/2030	8,090	10,736
American International Group, Inc.	2.875%	5/15/2008 (3)	3,450	3,376
American International Group, Inc.	2.85%	12/1/2005	1,700	1,706
Aon Capital Trust	8.205%	1/1/2027	2,150	2,455
Arch Capital Group Ltd.	7.35%	5/1/2034	3,900	4,074
Aspen Insurance Holdings Ltd.	6.00%	8/15/2014 (2)	3,400	3,432
Assurant, Inc.	5.625%	2/15/2014	1,000	1,018
Assurant, Inc.	6.75%	2/15/2034	2,200	2,292
Commerce Group, Inc.	5.95%	12/9/2013	1,800	1,855
Equitable Cos., Inc.	6.50%	4/1/2008	115	125
Fidelity National Financial, Inc.	7.30%	8/15/2011	9,175	10,541
Fund American Cos., Inc.	5.875%	5/15/2013	2,175	2,227
GE Global Insurance Holdings Corp.	6.45%	3/1/2019	2,000	2,146
GE Global Insurance Holdings Corp.	7.00%	2/15/2026	4,000	4,411
GE Global Insurance Holdings Corp.	7.75%	6/15/2030	1,100	1,319
Genworth Financial, Inc.	4.75%	6/15/2009	2,900	2,989
Genworth Financial, Inc.	5.75%	6/15/2014	2,375	2,503
Genworth Financial, Inc.	6.50%	6/15/2034	3,900	4,191
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	2,400	2,350
Hartford Life, Inc.	7.375%	3/1/2031	5,100	6,092
Lincoln National Corp.	5.25%	6/15/2007	340	356
Lincoln National Corp.	6.20%	12/15/2011	575	628
Loews Corp.	5.25%	3/15/2016	3,525	3,401
Marsh & McLennan Cos., Inc.	5.375%	3/15/2007	900	943
Marsh & McLennan Cos., Inc.	6.25%	3/15/2012	6,850	7,496
MetLife Inc.	5.50%	6/15/2014	850	880
MetLife, Inc.	5.25%	12/1/2006	6,225	6,501
MetLife, Inc.	5.375%	12/15/2012	2,800	2,913
MetLife, Inc.	5.00%	11/24/2013	5,000	5,025
MetLife, Inc.	6.50%	12/15/2032	1,500	1,616
MetLife, Inc.	6.375%	6/15/2034	3,375	3,578
Monumental Global Funding II	6.05%	1/19/2006 (2)	7,225	7,534
Nationwide Life Global Funding	5.35%	2/15/2007 (2)	8,025	8,419
Principal Life Inc. Funding	5.10%	4/15/2014	4,975	5,046
Progressive Corp.	6.625%	3/1/2029	4,800	5,306
Protective Life Secured Trust	3.70%	11/24/2008	7,550	7,517
Prudential Financial, Inc.	4.50%	7/15/2013	3,325	3,212
Prudential Financial, Inc.	5.10%	9/20/2014	2,975	2,970
Prudential Financial, Inc.	5.75%	7/15/2033	2,125	2,084
St. Paul Cos., Inc.	5.75%	3/15/2007	4,450	4,705
Travelers Property Casualty Corp.	3.75%	3/15/2008	3,925	3,925
Travelers Property Casualty Corp.	6.375%	3/15/2033	3,625	3,719
XL Capital Ltd.	5.25%	9/15/2014	3,525	3,538
Real Estate Investment Trusts (0.3%)
Boston Properties, Inc.	6.25%	1/15/2013	340	367
Boston Properties, Inc.	5.625%	4/15/2015	3,950	4,030
EOP Operating LP	8.375%	3/15/2006	3,059	3,288
EOP Operating LP	7.75%	11/15/2007	4,700	5,238
EOP Operating LP	6.75%	2/15/2008	2,100	2,273
EOP Operating LP	7.00%	7/15/2011	1,250	1,401
EOP Operating LP	6.75%	2/15/2012	3,135	3,471
EOP Operating LP	5.875%	1/15/2013	340	356
EOP Operating LP	4.75%	3/15/2014	2,650	2,556
EOP Operating LP	7.875%	7/15/2031	1,300	1,508
ERP Operating LP	6.625%	3/15/2012	8,400	9,333
Health Care Property Investment, Inc.	6.45%	6/25/2012	10,625	11,543
HRPT Properties Trust	6.25%	8/15/2016	1,700	1,751
ProLogis	5.50%	3/1/2013	2,650	2,742
Regency Centers LP	6.75%	1/15/2012	7,875	8,756
Rouse Co.	5.375%	11/26/2013	2,650	2,522
Simon Property Group Inc.	6.375%	11/15/2007	18,700	20,097
Simon Property Group Inc.	4.875%	8/15/2010 (2)	1,425	1,444
Simon Property Group Inc.	6.35%	8/28/2012	55	60
Vornado Realty	5.625%	6/15/2007	3,550	3,722
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.40%	7/2/2007 (2)	1,925	1,932
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	3,065	3,038
Berkshire Hathaway Finance Corp.	4.20%	12/15/2010	4,300	4,331
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	2,175	2,174
Berkshire Hathaway Finance Corp.	5.10%	7/15/2014 (2)	575	592
J. Paul Getty Trust	5.875%	10/1/2033	2,800	2,893

				2,172,147

Industrial (11.2%)
Basic Industry (0.8%)
Alcan, Inc.	4.50%	5/15/2013	9,175	8,986
Alcan, Inc.	5.20%	1/15/2014	875	897
Alcan, Inc.	6.125%	12/15/2033	3,225	3,376
Alcoa, Inc.	4.25%	8/15/2007	30,625	31,412
BHP Billington Finance BV	4.80%	4/15/2013	10,490	10,658
Celulosa Arauco Constitution SA	8.625%	8/15/2010	7,550	9,041
Chevron Philips Chemical Co.	5.375%	6/15/2007	2,000	2,093
Domtar, Inc.	7.875%	10/15/2011	1,750	1,993
Dow Chemical Co.	6.125%	2/1/2011	9,725	10,577
Dow Chemical Co.	7.375%	11/1/2029	5,900	6,867
E.I. du Pont de Nemours & Co.	3.375%	11/15/2007	220	221
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	7,300	8,285
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	3,550	3,577
E.I. du Pont de Nemours & Co.	4.75%	11/15/2012	670	681
E.I. du Pont de Nemours & Co.	4.875%	4/30/2014	2,875	2,933
E.I. du Pont de Nemours & Co.	6.50%	1/15/2028	1,500	1,687
Eastman Chemical Co.	7.25%	1/15/2024	600	671
Eastman Chemical Co.	7.60%	2/1/2027	2,838	3,299
Falconbridge Ltd.	5.375%	6/1/2015	450	445
ICI Wilmington	4.375%	12/1/2008	4,125	4,133
ICI Wilmington	5.625%	12/1/2013	900	907
Inco Ltd.	7.75%	5/15/2012	10	12
Inco Ltd.	5.70%	10/15/2015	750	771
International Paper Co.	4.25%	1/15/2009	3,525	3,543
International Paper Co.	6.75%	9/1/2011	500	558
International Paper Co.	5.85%	10/30/2012 (3)	6,795	7,178
International Paper Co.	5.30%	4/1/2015	2,200	2,191
MeadWestvaco Corp.	6.85%	4/1/2012	40	45
Noranda, Inc.	7.25%	7/15/2012	2,725	3,024
Placer Dome, Inc.	6.45%	10/15/2035	1,150	1,216
Potash Corp. of Saskatchewan	7.75%	5/31/2011	11,600	13,640
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,486
Praxair, Inc.	6.90%	11/1/2006	14,525	15,651
Praxair, Inc.	2.75%	6/15/2008	1,700	1,650
Praxair, Inc.	3.95%	6/1/2013	1,200	1,143
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	4,000	3,833
Rohm & Haas Co.	7.40%	7/15/2009	495	569
Rohm & Haas Co.	9.80%	4/15/2020 (1)	3,340	4,348
Rohm & Haas Co.	7.85%	7/15/2029	2,900	3,653
Vale Overseas Ltd.	8.625%	3/8/2007	7,950	8,745
Westvaco Corp.	8.20%	1/15/2030	2,325	2,766
Weyerhaeuser Co.	6.00%	8/1/2006	450	473
Weyerhaeuser Co.	6.125%	3/15/2007	10,000	10,655
Weyerhaeuser Co.	6.75%	3/15/2012	7,295	8,181
Weyerhaeuser Co.	7.375%	3/15/2032	13,305	15,372
Capital Goods (1.1%)
BAE Systems	7.156%	12/15/2011 (1)(2)	3,649	3,953
Boeing Capital Corp.	5.75%	2/15/2007	2,545	2,696
Boeing Capital Corp.	6.50%	2/15/2012	13,025	14,579
Boeing Capital Corp.	5.80%	1/15/2013	4,090	4,392
Brascan Corp.	7.125%	6/15/2012	2,000	2,246
Caterpillar Financial Services Corp.	5.95%	5/1/2006	3,000	3,145
Caterpillar Financial Services Corp.	2.70%	7/15/2008	1,850	1,794
Caterpillar, Inc.	7.30%	5/1/2031	1,250	1,536
Caterpillar, Inc.	6.95%	5/1/2042	1,275	1,511
Caterpillar, Inc.	7.375%	3/1/2097	6,675	8,116
CRH America Inc.	6.95%	3/15/2012	6,810	7,735
CRH America Inc.	6.40%	10/15/2033	1,420	1,516
Deere & Co.	6.95%	4/25/2014	7,550	8,825
Deere & Co.	8.10%	5/15/2030	4,930	6,521
Emerson Electric Co.	4.625%	10/15/2012	5,700	5,713
Emerson Electric Co.	5.00%	12/15/2014	5,300	5,422
General Dynamics Corp.	2.125%	5/15/2006	3,500	3,465
General Dynamics Corp.	3.00%	5/15/2008	3,500	3,436
General Dynamics Corp.	4.50%	8/15/2010	25	25
General Dynamics Corp.	4.25%	5/15/2013	2,340	2,277
General Dynamics Corp.	5.375%	8/15/2015	1,250	1,312
General Electric Co.	5.00%	2/1/2013	18,940	19,469
Goodrich Corp.	6.45%	12/15/2007	1,000	1,083
Goodrich Corp.	7.625%	12/15/2012	25	29
Hanson PLC	5.25%	3/15/2013	4,700	4,734
Honeywell International, Inc.	5.125%	11/1/2006	1,500	1,559
Honeywell International, Inc.	7.50%	3/1/2010	500	580
Honeywell International, Inc.	6.125%	11/1/2011	2,500	2,734
Ingersoll-Rand Co.	6.25%	5/15/2006	9,575	10,050
John Deere Capital Corp.	7.00%	3/15/2012	10,400	12,028
Lockheed Martin Corp.	8.20%	12/1/2009	500	595
Lockheed Martin Corp.	7.65%	5/1/2016	4,575	5,584
Lockheed Martin Corp.	8.50%	12/1/2029	12,075	15,966
Masco Corp.	6.75%	3/15/2006	14,000	14,770
Masco Corp.	4.625%	8/15/2007	670	690
Masco Corp.	5.875%	7/15/2012	60	64
Masco Corp.	7.75%	8/1/2029	450	556
Masco Corp.	6.50%	8/15/2032	1,300	1,402
Northrop Grumman Corp.	7.125%	2/15/2011	5,000	5,720
Northrop Grumman Corp.	7.875%	3/1/2026	2,600	3,179
Northrop Grumman Corp.	7.75%	2/15/2031	1,490	1,830
Raytheon Co.	4.50%	11/15/2007	2,220	2,285
Raytheon Co.	6.15%	11/1/2008	2,000	2,170
Raytheon Co.	8.30%	3/1/2010	4,585	5,465
Raytheon Co.	5.50%	11/15/2012	3,000	3,135
Raytheon Co.	5.375%	4/1/2013	6,740	6,974
Raytheon Co.	7.20%	8/15/2027	4,500	5,148
Republic Services, Inc.	7.125%	5/15/2009	2,225	2,509
Republic Services, Inc.	6.75%	8/15/2011	1,000	1,121
Textron Financial Corp.	5.875%	6/1/2007	2,200	2,339
Textron, Inc.	6.50%	6/1/2012	8,925	9,904
The Boeing Co.	8.75%	8/15/2021	1,700	2,235
The Boeing Co.	6.125%	2/15/2033	1,325	1,398
The Boeing Co.	6.625%	2/15/2038	4,245	4,631
TRW, Inc.	7.75%	6/1/2029	2,800	3,393
Tyco International Group SA	6.375%	2/15/2006	3,560	3,722
Tyco International Group SA	6.75%	2/15/2011	4,100	4,602
Tyco International Group SA	6.375%	10/15/2011	4,850	5,355
Tyco International Group SA	6.00%	11/15/2013	4,100	4,424
Tyco International Group SA	6.875%	1/15/2029	6,350	7,124
United Technologies Corp.	4.875%	11/1/2006	8,560	8,883
United Technologies Corp.	6.35%	3/1/2011	1,000	1,120
United Technologies Corp.	8.875%	11/15/2019	4,000	5,483
United Technologies Corp.	6.70%	8/1/2028	1,642	1,871
United Technologies Corp.	7.50%	9/15/2029	2,875	3,599
USA Waste Services, Inc.	7.125%	10/1/2007	250	275
USA Waste Services, Inc.	7.00%	7/15/2028	150	165
Waste Management, Inc.	6.50%	11/15/2008	12,225	13,442
Waste Management, Inc.	7.375%	8/1/2010	2,250	2,591
Waste Management, Inc.	5.00%	3/15/2014	1,700	1,697
Waste Management, Inc.	7.75%	5/15/2032	4,900	5,912
Communication (2.7%)
360 Communications Co.	7.50%	3/1/2006	450	478
America Movil SA de C.V	4.125%	3/1/2009 (2)	5,550	5,419
America Movil SA de C.V	5.50%	3/1/2014 (2)	2,675	2,606
AT&T Wireless Services, Inc.	7.35%	3/1/2006	1,250	1,328
AT&T Wireless Services, Inc.	7.875%	3/1/2011	14,830	17,559
AT&T Wireless Services, Inc.	8.125%	5/1/2012	12,255	14,789
AT&T Wireless Services, Inc.	8.75%	3/1/2031	7,430	9,744
BellSouth Capital Funding	7.875%	2/15/2030	16,900	20,491
BellSouth Corp.	5.00%	10/15/2006	3,884	4,031
BellSouth Corp.	4.20%	9/15/2009	4,875	4,902
BellSouth Corp.	6.00%	10/15/2011	120	131
BellSouth Corp.	5.20%	9/15/2014	4,150	4,181
BellSouth Corp.	6.875%	10/15/2031	2,670	2,904
BellSouth Corp.	6.55%	6/15/2034	4,550	4,783
Belo Corp.	7.25%	9/15/2027	340	371
British Sky Broadcasting Corp.	7.30%	10/15/2006	1,725	1,858
British Sky Broadcasting Corp.	6.875%	2/23/2009	1,725	1,902
British Sky Broadcasting Corp.	8.20%	7/15/2009	1,725	2,007
British Telecommunications PLC	7.875%	12/15/2005 (3)	25,200	26,680
British Telecommunications PLC	8.375%	12/15/2010 (3)	785	947
British Telecommunications PLC	8.875%	12/15/2030 (3)	11,060	14,495
Century Tel Enterprises	6.875%	1/15/2028	1,000	1,027
CenturyTel, Inc.	7.875%	8/15/2012	2,600	3,013
Cingular Wireless	5.625%	12/15/2006	5,000	5,267
Cingular Wireless	7.125%	12/15/2031	1,820	2,027
Clear Channel Communications, Inc.	7.65%	9/15/2010	1,245	1,421
Clear Channel Communications, Inc.	4.40%	5/15/2011	670	647
Clear Channel Communications, Inc.	5.00%	3/15/2012	9,375	9,220
Clear Channel Communications, Inc.	5.50%	9/15/2014	2,850	2,832
Clear Channel Communications, Inc.	7.25%	10/15/2027	1,300	1,404
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	915	1,106
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	3,661	4,902
Comcast Cable Communications, Inc.	6.375%	1/30/2006	14,450	15,101
Comcast Cable Communications, Inc.	8.375%	5/1/2007	3,000	3,345
Comcast Cable Communications, Inc.	6.75%	1/30/2011	4,115	4,566
Comcast Cable Communications, Inc.	8.875%	5/1/2017	2,600	3,309
Comcast Corp.	5.30%	1/15/2014	3,100	3,104
Comcast Corp.	6.50%	1/15/2015	3,990	4,299
Comcast Corp.	7.05%	3/15/2033	1,240	1,359
Cox Communications, Inc.	3.875%	10/1/2008	1,250	1,216
Cox Communications, Inc.	7.75%	11/1/2010	6,650	7,429
Cox Communications, Inc.	7.125%	10/1/2012	6,000	6,526
Deutsche Telekom International Finance	3.875%	7/22/2008	4,025	4,040
Deutsche Telekom International Finance	8.50%	6/15/2010 (3)	13,935	16,710
Deutsche Telekom International Finance	5.25%	7/22/2013	950	970
Deutsche Telekom International Finance	8.75%	6/15/2030 (3)	18,730	24,125
France Telecom	7.95%	3/1/2006 (3)	11,500	12,263
France Telecom	8.50%	3/1/2011 (3)	500	596
France Telecom	9.25%	3/1/2031 (3)	17,925	23,656
Gannett Co., Inc.	6.375%	4/1/2012	2,900	3,230
Grupo Televisa SA	8.50%	3/11/2032	750	821
GTE Corp.	6.36%	4/15/2006	1,045	1,097
GTE Corp.	8.75%	11/1/2021	3,835	4,813
GTE Corp.	6.94%	4/15/2028	220	236
GTE South, Inc.	6.125%	6/15/2007	10,800	11,568
Koninklijke KPN NV	8.00%	10/1/2010	7,590	9,008
Koninklijke KPN NV	8.375%	10/1/2030	4,115	5,307
New England Telephone & Telegraph Co.	6.875%	10/1/2023	2,815	2,861
New England Telephone & Telegraph Co.	7.875%	11/15/2029	6,050	7,321
News America Holdings, Inc.	9.25%	2/1/2013	5,841	7,504
News America Holdings, Inc.	8.00%	10/17/2016	9,075	10,953
News America Holdings, Inc.	7.70%	10/30/2025	900	1,058
News America Holdings, Inc.	8.15%	10/17/2036	1,900	2,375
News America Holdings, Inc.	7.75%	12/1/2045	1,775	2,118
Pacific Bell	7.125%	3/15/2026	1,700	1,866
R.R. Donnelley & Sons Co.	3.75%	4/1/2009	2,275	2,240
R.R. Donnelley & Sons Co.	4.95%	4/1/2014	2,375	2,352
SBC Communications, Inc.	5.75%	5/2/2006	570	595
SBC Communications, Inc.	6.25%	3/15/2011	10,390	11,354
SBC Communications, Inc.	5.875%	2/1/2012	2,000	2,135
SBC Communications, Inc.	5.875%	8/15/2012	10,250	10,949
SBC Communications, Inc.	5.625%	6/15/2016	3,675	3,749
SBC Communications, Inc.	6.45%	6/15/2034	3,950	4,050
Sprint Capital Corp.	6.00%	1/15/2007	15,290	16,160
Sprint Capital Corp.	6.125%	11/15/2008	1,050	1,134
Sprint Capital Corp.	7.625%	1/30/2011	1,150	1,333
Sprint Capital Corp.	8.375%	3/15/2012	590	714
Sprint Capital Corp.	6.875%	11/15/2028	2,525	2,642
Sprint Capital Corp.	8.75%	3/15/2032	25,225	32,016
TCI Communications, Inc.	8.00%	8/1/2005	525	548
TCI Communications, Inc.	8.75%	8/1/2015	17,295	21,476
Telecom Italia Capital	4.00%	11/15/2008 (2)	8,625	8,665
Telecom Italia Capital	4.00%	1/15/2010 (2)	4,250	4,215
Telecom Italia Capital	5.25%	11/15/2013 (2)	10,035	10,223
Telecom Italia Capital	4.95%	9/30/2014 (2)	3,900	3,846
Telecom Italia Capital	6.375%	11/15/2033 (2)	3,775	3,920
Telecom Italia Capital	6.00%	9/30/2034 (2)	3,450	3,381
Tele-Communications, Inc.	7.875%	8/1/2013	14,550	17,015
Telecomunicaciones de Puerto Rico	6.65%	5/15/2006	2,175	2,285
Telecomunicaciones de Puerto Rico	6.80%	5/15/2009	4,600	5,059
Telefonica Europe BV	7.35%	9/15/2005	7,475	7,808
Telefonica Europe BV	7.75%	9/15/2010	5,000	5,903
Telefonica Europe BV	8.25%	9/15/2030	4,875	6,347
Telefonos de Mexico SA	8.25%	1/26/2006	10,075	10,805
Telus Corp.	7.50%	6/1/2007	3,875	4,231
Telus Corp.	8.00%	6/1/2011	6,025	7,031
Thomson Corp.	5.75%	2/1/2008	8,600	9,067
Time Warner Entertainment	8.375%	3/15/2023	9,690	11,519
Time Warner Entertainment	8.375%	7/15/2033	3,435	4,184
Univision Communications, Inc.	2.875%	10/15/2006	2,625	2,610
US Cellular	6.70%	12/15/2033	3,950	3,934
USA Interactive	7.00%	1/15/2013	8,975	9,753
Verizon Global Funding Corp.	6.75%	12/1/2005	2,075	2,172
Verizon Global Funding Corp.	7.375%	9/1/2012	5,675	6,622
Verizon Global Funding Corp.	4.375%	6/1/2013	560	538
Verizon Global Funding Corp.	7.75%	12/1/2030	215	257
Verizon Maryland, Inc.	5.125%	6/15/2033	450	389
Verizon New England Telephone Co.	6.50%	9/15/2011	1,145	1,260
Verizon New Jersey, Inc.	5.875%	1/17/2012	13,490	14,353
Verizon New York, Inc.	6.875%	4/1/2012	16,325	18,119
Verizon New York, Inc.	7.375%	4/1/2032	5,750	6,382
Verizon Pennsylvania, Inc.	5.65%	11/15/2011	11,500	12,131
Verizon Wireless Capital	5.375%	12/15/2006	14,470	15,170
Vodafone AirTouch PLC	7.75%	2/15/2010	2,225	2,599
Vodafone AirTouch PLC	7.875%	2/15/2030	4,575	5,748
Vodafone Group PLC	3.95%	1/30/2008	4,400	4,469
Vodafone Group PLC	5.00%	12/16/2013	3,650	3,698
Vodafone Group PLC	6.25%	11/30/2032	1,800	1,906
WPP Finance USA Corp.	5.875%	6/15/2014 (2)	4,200	4,297
Consumer Cyclical (2.8%)
Brinker International	5.75%	6/1/2014	1,975	2,068
Cendant Corp.	6.875%	8/15/2006	12,760	13,608
Cendant Corp.	6.25%	1/15/2008	7,000	7,558
Cendant Corp.	7.375%	1/15/2013	4,450	5,152
Cendant Corp.	7.125%	3/15/2015	250	287
Centex Corp.	4.75%	1/15/2008	340	352
Centex Corp.	7.875%	2/1/2011	40	46
Centex Corp.	5.125%	10/1/2013	2,440	2,432
Chrysler Corp.	7.45%	3/1/2027	3,800	4,132
Cooper Tire & Rubber Co.	7.75%	12/15/2009	1,175	1,335
Costco Wholesale Corp.	5.50%	3/15/2007	8,600	9,082
CVS Corp.	4.00%	9/15/2009 (2)	3,675	3,674
CVS Corp.	4.875%	9/15/2014 (2)	2,850	2,846
DaimlerChrysler North America Holding Corp.	7.375%	9/15/2006	2,775	2,986
DaimlerChrysler North America Holding Corp.	4.75%	1/15/2008	22,400	23,053
DaimlerChrysler North America Holding Corp.	4.05%	6/4/2008	13,500	13,575
DaimlerChrysler North America Holding Corp.	7.75%	1/18/2011	5,085	5,908
DaimlerChrysler North America Holding Corp.	7.30%	1/15/2012	10,020	11,436
DaimlerChrysler North America Holding Corp.	6.50%	11/15/2013	340	369
DaimlerChrysler North America Holding Corp.	8.50%	1/18/2031	13,180	16,110
Dayton Hudson Corp.	6.65%	8/1/2028	910	1,019
Delphi Corp.	6.55%	6/15/2006	1,700	1,783
Delphi Corp.	6.50%	8/15/2013	4,900	5,059
Federated Department Stores, Inc.	6.625%	4/1/2011	1,800	2,012
Federated Department Stores, Inc.	6.79%	7/15/2027	2,880	3,111
Federated Department Stores, Inc.	7.00%	2/15/2028	25	28
Federated Department Stores, Inc.	6.90%	4/1/2029	2,250	2,471
Ford Capital BV	9.50%	6/1/2010	600	692
Ford Motor Co.	6.625%	10/1/2028	5,685	5,135
Ford Motor Co.	6.375%	2/1/2029	16,375	14,325
Ford Motor Co.	7.45%	7/16/2031	13,835	13,580
Ford Motor Co.	9.98%	2/15/2047	4,375	5,385
Ford Motor Credit Co.	6.875%	2/1/2006	14,125	14,784
Ford Motor Credit Co.	6.50%	1/25/2007	65,005	68,881
Ford Motor Credit Co.	7.75%	2/15/2007	11,425	12,407
Ford Motor Credit Co.	5.625%	10/1/2008	560	580
Ford Motor Credit Co.	5.80%	1/12/2009	5,000	5,170
Ford Motor Credit Co.	7.375%	10/28/2009	5,500	6,023
Ford Motor Credit Co.	7.875%	6/15/2010	2,500	2,791
Ford Motor Credit Co.	7.375%	2/1/2011	1,500	1,632
Ford Motor Credit Co.	7.25%	10/25/2011	18,500	20,011
Ford Motor Credit Co.	7.00%	10/1/2013	6,785	7,173
General Motors Acceptance Corp.	6.625%	10/15/2005	900	933
General Motors Acceptance Corp.	6.75%	1/15/2006	2,010	2,098
General Motors Acceptance Corp.	4.50%	7/15/2006	4,625	4,700
General Motors Acceptance Corp.	6.125%	9/15/2006	23,500	24,570
General Motors Acceptance Corp.	6.125%	2/1/2007	7,300	7,666
General Motors Acceptance Corp.	6.15%	4/5/2007	4,500	4,726
General Motors Acceptance Corp.	6.125%	8/28/2007	3,900	4,102
General Motors Acceptance Corp.	5.625%	5/15/2009	2,875	2,926
General Motors Acceptance Corp.	7.75%	1/19/2010	7,680	8,461
General Motors Acceptance Corp.	7.25%	3/2/2011	1,500	1,612
General Motors Acceptance Corp.	6.875%	9/15/2011	32,170	33,783
General Motors Acceptance Corp.	7.00%	2/1/2012	20,280	21,353
General Motors Acceptance Corp.	6.875%	8/28/2012	9,200	9,582
General Motors Acceptance Corp.	8.00%	11/1/2031	11,010	11,433
General Motors Corp.	7.20%	1/15/2011	4,525	4,805
General Motors Corp.	8.80%	3/1/2021	1,925	2,128
General Motors Corp.	8.25%	7/15/2023	8,500	8,984
General Motors Corp.	7.40%	9/1/2025	1,450	1,450
General Motors Corp.	8.375%	7/15/2033	18,750	19,929
Harrah's Operating Co., Inc.	7.125%	6/1/2007	8,825	9,524
Harrah's Operating Co., Inc.	7.50%	1/15/2009	2,335	2,600
Harrah's Operating Co., Inc.	8.00%	2/1/2011	296	341
Harrah's Operating Co., Inc.	5.375%	12/15/2013	2,800	2,755
Home Depot Inc.	3.75%	9/15/2009 (2)	6,125	6,102
Kohl's Corp.	6.00%	1/15/2033	5,675	5,783
Lear Corp.	5.75%	8/1/2014 (2)	1,450	1,497
Lennar Corp.	5.95%	3/1/2013	610	645
Liberty Media Corp.	3.50%	9/25/2006	5,060	5,044
Liberty Media Corp.	7.875%	7/15/2009	2,800	3,122
Liberty Media Corp.	5.70%	5/15/2013	450	443
Liberty Media Corp.	8.25%	2/1/2030	9,675	10,690
Lowe's Cos., Inc.	6.875%	2/15/2028	260	299
Lowe's Cos., Inc.	6.50%	3/15/2029	4,726	5,214
May Department Stores Co.	3.95%	7/15/2007 (2)	925	933
May Department Stores Co.	5.75%	7/15/2014 (2)	1,625	1,671
May Department Stores Co.	9.75%	2/15/2021 (1)	1,056	1,382
May Department Stores Co.	6.65%	7/15/2024 (2)	1,650	1,696
McDonald's Corp.	6.00%	4/15/2011	3,560	3,885
Nordstrom, Inc.	6.95%	3/15/2028	1,400	1,542
Pulte Homes, Inc.	4.875%	7/15/2009	2,675	2,740
Pulte Homes, Inc.	6.25%	2/15/2013	450	482
Pulte Homes, Inc.	5.25%	1/15/2014	500	498
Pulte Homes, Inc.	7.875%	6/15/2032	7,800	9,167
Target Corp.	3.375%	3/1/2008	13,500	13,455
Target Corp.	5.40%	10/1/2008	315	335
Target Corp.	6.35%	1/15/2011	195	217
Target Corp.	4.00%	6/15/2013	670	640
Target Corp.	7.00%	7/15/2031	10,610	12,474
Target Corp.	6.35%	11/1/2032	1,000	1,093
The Walt Disney Co.	6.75%	3/30/2006	140	148
The Walt Disney Co.	5.50%	12/29/2006	3,375	3,532
The Walt Disney Co.	5.375%	6/1/2007	13,296	13,922
The Walt Disney Co.	6.375%	3/1/2012	2,775	3,053
The Walt Disney Co.	7.00%	3/1/2032	1,155	1,291
Time Warner, Inc.	6.125%	4/15/2006	2,900	3,031
Time Warner, Inc.	6.15%	5/1/2007	17,775	18,949
Time Warner, Inc.	8.18%	8/15/2007	2,350	2,630
Time Warner, Inc.	6.75%	4/15/2011	1,650	1,824
Time Warner, Inc.	6.875%	5/1/2012	1,700	1,891
Time Warner, Inc.	9.125%	1/15/2013	1,000	1,253
Time Warner, Inc.	9.15%	2/1/2023	1,900	2,437
Time Warner, Inc.	7.57%	2/1/2024	1,500	1,691
Time Warner, Inc.	6.625%	5/15/2029	5,150	5,285
Time Warner, Inc.	7.625%	4/15/2031	3,355	3,848
Time Warner, Inc.	7.70%	5/1/2032	9,890	11,429
Toyota Motor Credit Corp.	2.875%	8/1/2008	560	551
Toyota Motor Credit Corp.	4.35%	12/15/2010	4,100	4,179
Viacom International Inc.	7.70%	7/30/2010	5,475	6,355
Viacom International Inc.	6.625%	5/15/2011	1,325	1,467
Viacom International Inc.	5.625%	8/15/2012	6,500	6,808
Viacom International Inc.	7.875%	7/30/2030	5,335	6,517
Viacom International Inc.	5.50%	5/15/2033	2,750	2,545
Wal-Mart Stores, Inc.	6.875%	8/10/2009	4,595	5,218
Wal-Mart Stores, Inc.	4.125%	2/15/2011	3,925	3,929
Wal-Mart Stores, Inc.	4.55%	5/1/2013	2,500	2,516
Wal-Mart Stores, Inc.	7.55%	2/15/2030	15,545	19,695
Wal-Mart Stores, Inc. Canada	5.58%	5/1/2006 (2)	20,400	21,255
Yum! Brands, Inc.	8.875%	4/15/2011	2,400	2,968
Yum! Brands, Inc.	7.70%	7/1/2012	1,500	1,779
Consumer Noncyclical (1.9%)
Abbott Laboratories	5.625%	7/1/2006	14,086	14,745
Abbott Laboratories	3.50%	2/17/2009	1,650	1,636
Albertson's, Inc.	7.50%	2/15/2011	4,860	5,623
Albertson's, Inc.	7.45%	8/1/2029	3,050	3,466
Albertson's, Inc.	8.00%	5/1/2031	1,700	2,057
Altria Group, Inc.	5.625%	11/4/2008	5,600	5,716
Anheuser-Busch Cos., Inc.	6.00%	4/15/2011	1,500	1,645
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	450	446
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	3,375	3,852
Anheuser-Busch Cos., Inc.	6.80%	8/20/2032	1,825	2,143
Anthem, Inc.	6.80%	8/1/2012	60	68
Archer-Daniels-Midland Co.	8.125%	6/1/2012	4,200	5,164
Archer-Daniels-Midland Co.	7.50%	3/15/2027	1,450	1,774
Archer-Daniels-Midland Co.	5.935%	10/1/2032	2,600	2,696
AstraZeneca PLC	5.40%	6/1/2014	3,875	4,080
Baxter International, Inc.	5.25%	5/1/2007	1,750	1,821
Boston Scientific	5.45%	6/15/2014	3,350	3,446
Bottling Group LLC	4.625%	11/15/2012	17,285	17,463
Bristol-Myers Squibb Co.	4.00%	8/15/2008	3,250	3,290
Bristol-Myers Squibb Co.	5.75%	10/1/2011	16,050	17,201
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	3,500	3,505
Bunge Ltd. Finance Corp.	5.35%	4/15/2014 (2)	2,575	2,586
C.R. Bard, Inc.	6.70%	12/1/2026	7,050	7,536
Campbell Soup Co.	5.50%	3/15/2007	1,400	1,475
Campbell Soup Co.	6.75%	2/15/2011	3,500	3,970
Cardinal Health, Inc.	4.00%	6/15/2015	650	565
Cia. Brasil de Bebidas AmBev	10.50%	12/15/2011	2,630	3,248
Cia. Brasil de Bedidas AmBev	8.75%	9/15/2013	3,500	3,973
CIGNA Corp.	7.875%	5/15/2027	750	896
Coca-Cola Enterprises Inc.	4.25%	9/15/2010	340	342
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	15,700	17,306
Coca-Cola Enterprises Inc.	8.50%	2/1/2022	4,100	5,412
Coca-Cola Enterprises Inc.	8.00%	9/15/2022	1,550	1,970
Coca-Cola Enterprises Inc.	6.95%	11/15/2026	170	197
Coca-Cola Enterprises Inc.	6.75%	9/15/2028	6,175	7,024
Coca-Cola HBC Finance	5.125%	9/17/2013	670	683
Conagra, Inc.	7.50%	9/15/2005	4,050	4,231
Conagra, Inc.	7.875%	9/15/2010	8,400	9,871
Conagra, Inc.	9.75%	3/1/2021	750	1,042
Conagra, Inc.	8.25%	9/15/2030	1,670	2,177
Coors Brewing Co.	6.375%	5/15/2012	900	989
Diageo Capital PLC	3.50%	11/19/2007	7,550	7,569
Diageo Capital PLC	3.375%	3/20/2008	14,150	14,095
Diageo Capital PLC	7.25%	11/1/2009	450	515
Eli Lilly &Co.	6.00%	3/15/2012	2,575	2,839
General Mills, Inc.	2.625%	10/24/2006	6,400	6,331
General Mills, Inc.	5.125%	2/15/2007	11,575	12,058
General Mills, Inc.	6.00%	2/15/2012	90	97
Gillette Co.	3.80%	9/15/2009	1,400	1,402
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	7,675	7,540
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	3,125	3,066
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	3,750	3,655
Grand Metropolitan Investment Corp.	9.00%	8/15/2011	1,550	1,950
Grand Metropolitan Investment Corp.	7.45%	4/15/2035	500	622
H.J. Heinz Co.	6.625%	7/15/2011 (3)	3,000	3,391
H.J. Heinz Co.	6.375%	7/15/2028	3,525	3,842
H.J. Heinz Co.	6.75%	3/15/2032 (3)	500	574
Health Care Services Corp.	7.75%	6/15/2011 (2)	1,800	2,048
Hospira, Inc.	4.95%	6/15/2009	3,175	3,265
Hospira, Inc.	5.90%	6/15/2014	1,975	2,073
Imperial Tobacco	7.125%	4/1/2009	1,000	1,114
International Flavors & Fragrances	6.45%	5/15/2006	3,800	3,996
Johnson &Johnson	3.80%	5/15/2013	4,115	3,951
Johnson & Johnson	6.95%	9/1/2029	450	548
Johnson & Johnson	4.95%	5/15/2033	3,300	3,098
Kellogg Co.	6.00%	4/1/2006	13,800	14,432
Kellogg Co.	2.875%	6/1/2008	2,725	2,653
Kellogg Co.	6.60%	4/1/2011	450	507
Kellogg Co.	7.45%	4/1/2031	5,390	6,653
Kimberly-Clark Corp.	7.10%	8/1/2007	1,340	1,479
Kimberly-Clark Corp.	5.625%	2/15/2012	1,900	2,046
Kraft Foods, Inc.	4.625%	11/1/2006	17,475	17,983
Kraft Foods, Inc.	5.625%	11/1/2011	3,575	3,774
Kraft Foods, Inc.	5.25%	10/1/2013	340	346
Kraft Foods, Inc.	6.50%	11/1/2031	10,250	11,002
Kroger Co.	7.25%	6/1/2009	4,225	4,769
Kroger Co.	6.80%	4/1/2011	600	674
Kroger Co.	7.70%	6/1/2029	10,625	12,487
Kroger Co.	8.00%	9/15/2029	700	851
Kroger Co.	7.50%	4/1/2031	420	487
Laboratory Corp. of America	5.50%	2/1/2013	340	354
Merck & Co.	5.25%	7/1/2006	670	697
Merck & Co.	6.40%	3/1/2028	2,380	2,623
Newell Rubbermaid, Inc.	6.00%	3/15/2007	900	951
Newell Rubbermaid, Inc.	4.00%	5/1/2010	3,500	3,431
Pepsi Bottling Group, Inc.	7.00%	3/1/2029	2,000	2,364
Pfizer, Inc.	4.50%	2/15/2014	5,400	5,399
Pharmacia Corp.	5.75%	12/1/2005 (3)	11,990	12,424
Pharmacia Corp.	6.60%	12/1/2028 (3)	1,500	1,728
Philip Morris Cos., Inc.	7.00%	7/15/2005	2,500	2,570
Philip Morris Cos., Inc.	7.65%	7/1/2008	3,325	3,620
Philip Morris Cos., Inc.	7.75%	1/15/2027	2,495	2,620
Procter & Gamble Co.	6.875%	9/15/2009	450	512
Procter & Gamble Co.	4.95%	8/15/2014	1,400	1,434
Procter & Gamble Co.	5.50%	2/1/2034	6,000	6,007
Procter & Gamble Co.	5.80%	8/15/2034	3,625	3,788
Procter & Gamble Co. ESOP	9.36%	1/1/2021 (1)	16,000	21,712
Quest Diagnostic, Inc.	6.75%	7/12/2006	9,255	9,834
Safeway, Inc.	6.15%	3/1/2006	1,000	1,043
Safeway, Inc.	4.95%	8/16/2010	3,775	3,833
Safeway, Inc.	6.50%	3/1/2011	3,450	3,763
Safeway, Inc.	5.80%	8/15/2012	875	915
Safeway, Inc.	7.25%	2/1/2031	3,450	3,825
Sara Lee Corp.	2.75%	6/15/2008	9,525	9,213
Sara Lee Corp.	6.25%	9/15/2011	350	388
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,354
Sara Lee Corp.	6.125%	11/1/2032	4,325	4,593
Schering-Plough Corp.	5.30%	12/1/2013	5,375	5,464
Schering-Plough Corp.	6.50%	12/1/2033	4,300	4,508
Tyson Foods, Inc.	7.25%	10/1/2006	3,500	3,752
Tyson Foods, Inc.	8.25%	10/1/2011	3,500	4,146
Unilever Capital Corp.	6.875%	11/1/2005	1,759	1,842
Unilever Capital Corp.	7.125%	11/1/2010	7,300	8,448
Unilever Capital Corp.	5.90%	11/15/2032	3,350	3,471
UnitedHealth Group, Inc.	5.20%	1/17/2007	4,050	4,225
UnitedHealth Group, Inc.	3.375%	8/15/2007	3,950	3,953
UnitedHealth Group, Inc.	4.125%	8/15/2009	3,375	3,394
UnitedHealth Group, Inc.	4.875%	4/1/2013	1,000	1,003
UnitedHealth Group, Inc.	5.00%	8/15/2014	3,725	3,750
Wellpoint Health Networks Inc.	6.375%	1/15/2012	7,790	8,525
Wyeth	4.375%	3/1/2008	9,395	9,593
Wyeth	6.95%	3/15/2011	1,500	1,666
Wyeth	5.50%	3/15/2013	6,675	6,787
Wyeth	5.50%	2/1/2014	750	760
Wyeth	6.45%	2/1/2024	875	896
Wyeth	6.50%	2/1/2034	1,975	2,016
Energy (0.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	1,150	1,379
Anadarko Finance Co.	6.75%	5/1/2011	25	28
Anadarko Finance Co.	7.50%	5/1/2031	3,575	4,376
Anadarko Petroleum Corp.	3.25%	5/1/2008	2,000	1,978
Anadarko Petroleum Corp.	6.125%	3/15/2012	2,750	3,017
Apache Corp.	6.25%	4/15/2012	1,200	1,338
Apache Finance Canada	7.75%	12/15/2029	1,400	1,794
Atlantic Richfield Co.	5.90%	4/15/2009	4,009	4,371
Baker Hughes, Inc.	6.25%	1/15/2009	200	219
Baker Hughes, Inc.	6.875%	1/15/2029	1,000	1,147
BP Capital Markets PLC	2.35%	6/15/2006	750	746
BP Capital Markets PLC	2.75%	12/29/2006	1,175	1,171
BP Capital Markets PLC	2.625%	3/15/2007	2,225	2,205
Burlington Resources, Inc.	7.40%	12/1/2031	4,525	5,479
Canadian Natural Resources	7.20%	1/15/2032	700	824
ChevronTexaco Capital Co.	3.50%	9/17/2007	6,050	6,102
Conoco Funding Co.	6.35%	10/15/2011	6,310	7,026
Conoco, Inc.	6.35%	4/15/2009	75	83
Conoco, Inc.	6.95%	4/15/2029	2,080	2,400
ConocoPhillips	5.90%	10/15/2032	450	460
Devon Energy Corp.	2.75%	8/1/2006	670	665
Devon Energy Corp.	7.95%	4/15/2032	2,250	2,787
Devon Financing Corp.	6.875%	9/30/2011	2,010	2,271
Devon Financing Corp.	7.875%	9/30/2031	7,775	9,494
Encana Corp.	4.60%	8/15/2009	1,225	1,255
Encana Corp.	6.50%	8/15/2034	3,850	4,149
Encana Holdings Finance Corp.	5.80%	5/1/2014	2,750	2,912
Halliburton Co.	5.50%	10/15/2010	3,050	3,194
Halliburton Co.	8.75%	2/15/2021	2,250	2,784
Husky Energy Inc.	6.15%	6/15/2019	1,000	1,053
Kerr McGee Corp.	6.95%	7/1/2024	3,425	3,606
Marathon Oil Corp.	5.375%	6/1/2007	8,075	8,467
Marathon Oil Corp.	6.125%	3/15/2012	6,170	6,712
Marathon Oil Corp.	6.80%	3/15/2032	725	804
Nexen, Inc.	5.05%	11/20/2013	3,850	3,812
Nexen, Inc.	7.875%	3/15/2032	1,050	1,298
Norsk Hydro	6.36%	1/15/2009	3,000	3,301
Norsk Hydro	7.50%	10/1/2016	1,600	1,927
Norsk Hydro	7.25%	9/23/2027	3,900	4,646
Norsk Hydro	7.15%	1/15/2029	3,450	4,082
Occidental Petroleum	7.65%	2/15/2006	220	234
Occidental Petroleum	6.75%	1/15/2012	3,125	3,532
Occidental Petroleum	7.20%	4/1/2028	5,350	6,258
PanCanadian Energy Corp.	7.20%	11/1/2031	7,150	8,409
Petro-Canada	4.00%	7/15/2013	2,000	1,878
Petro-Canada	7.00%	11/15/2028	1,650	1,838
PF Export Receivables Master Trust	6.60%	12/1/2011 (1)(2)	17,250	18,692
Phillips Petroleum Co.	8.75%	5/25/2010	1,250	1,533
Pioneer Natural Resources Co.	5.875%	7/15/2016	1,050	1,093
Pioneer Natural Resources Co.	7.20%	1/15/2028	2,150	2,410
Suncor Energy, Inc.	7.15%	2/1/2032	1,700	2,007
Sunoco, Inc.	4.875%	10/15/2014	1,750	1,730
Texaco Capital, Inc.	5.50%	1/15/2009	2,620	2,813
Tosco Corp.	7.80%	1/1/2027	1,650	2,057
Tosco Corp.	8.125%	2/15/2030	22,500	29,398
Transocean Sedco Forex, Inc.	6.625%	4/15/2011	4,575	5,102
Transocean Sedco Forex, Inc.	7.50%	4/15/2031	1,500	1,788
Union Oil Co. of California	5.05%	10/1/2012	1,550	1,576
Valero Energy Corp.	6.125%	4/15/2007	8,900	9,484
Valero Energy Corp.	6.875%	4/15/2012	2,075	2,327
Valero Energy Corp.	4.75%	6/15/2013	340	334
Valero Energy Corp.	7.50%	4/15/2032	340	394
XTO Energy, Inc.	5.00%	1/31/2015 (2)	1,775	1,779
Technology (0.4%)
Computer Sciences Corp.	6.75%	6/15/2006	6,775	7,192
Computer Sciences Corp.	3.50%	4/15/2008	1,000	995
Computer Sciences Corp.	5.00%	2/15/2013	1,900	1,917
Deluxe Corp.	3.50%	10/1/2007 (2)	1,950	1,945
Eastman Kodak Co.	3.625%	5/15/2008	1,750	1,715
Equifax, Inc.	4.95%	11/1/2007	340	350
First Data Corp.	3.375%	8/1/2008	3,700	3,671
First Data Corp.	5.625%	11/1/2011	15,900	17,071
Hewlett-Packard Co.	5.75%	12/15/2006	5,575	5,882
Hewlett-Packard Co.	3.625%	3/15/2008	13,100	13,134
Hewlett-Packard Co.	6.50%	7/1/2012	560	624
International Business Machines Corp.	4.875%	10/1/2006	4,500	4,669
International Business Machines Corp.	6.45%	8/1/2007	2,900	3,150
International Business Machines Corp.	4.75%	11/29/2012	585	594
International Business Machines Corp.	7.50%	6/15/2013	4,000	4,807
International Business Machines Corp.	7.00%	10/30/2025	920	1,075
International Business Machines Corp.	6.50%	1/15/2028	700	779
International Business Machines Corp.	5.875%	11/29/2032	2,900	3,008
International Business Machines Corp.	7.125%	12/1/2096	14,085	16,359
Motorola, Inc.	7.625%	11/15/2010	11,200	13,080
Motorola, Inc.	8.00%	11/1/2011	1,750	2,093
Motorola, Inc.	7.50%	5/15/2025	5,000	5,750
Motorola, Inc.	6.50%	11/15/2028	2,000	2,082
Science Applications International Corp.	6.25%	7/1/2012	1,325	1,450
Science Applications International Corp.	5.50%	7/1/2033	1,825	1,710
SunGard Data Systems, Inc.	3.75%	1/15/2009	1,000	983
SunGard Data Systems, Inc.	4.875%	1/15/2014	850	835
Texas Instruments, Inc.	6.125%	2/1/2006	6,200	6,472
Transportation (0.7%)
American Airlines, Inc. Pass-Through Certificates	6.855%	4/15/2009 (1)	5,983	5,908
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	5,825	5,723
Burlington Northern Santa Fe Corp.	9.25%	10/1/2006	2,750	3,064
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	2,650	2,935
Burlington Northern Santa Fe Corp.	6.75%	7/15/2011	3,070	3,457
Burlington Northern Santa Fe Corp.	7.00%	12/15/2025	6,950	7,812
Canadian National Railway Co.	4.40%	3/15/2013	1,450	1,409
Canadian National Railway Co.	6.80%	7/15/2018	11,575	13,177
Canadian Pacific Rail	6.25%	10/15/2011	12,350	13,628
Canadian Pacific Rail	7.125%	10/15/2031	375	437
CNF, Inc.	6.70%	5/1/2034	3,725	3,862
Continental Airlines Enhanced Equipment Trust Certificates	6.563%	2/15/2012	3,000	3,210
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017 (1)	9,063	8,474
CSX Corp.	6.75%	3/15/2011	3,450	3,838
CSX Corp.	6.30%	3/15/2012	5,525	5,965
CSX Corp.	7.95%	5/1/2027	550	665
CSX Transp. Inc.	9.75%	6/15/2020	1,029	1,419
CSX Transp. Inc.	7.875%	5/15/2043	420	516
ERAC USA Finance Co.	7.35%	6/15/2008 (2)	5,275	5,908
Fedex Corp.	2.65%	4/1/2007	3,650	3,594
Fedex Corp.	3.50%	4/1/2009	1,200	1,179
Hertz Corp.	6.35%	6/15/2010	2,650	2,755
Hertz Corp.	7.40%	3/1/2011	14,975	16,140
Hertz Corp.	7.625%	6/1/2012	1,215	1,317
MISC Capital Ltd.	5.00%	7/1/2009 (2)	2,225	2,295
MISC Capital Ltd.	6.125%	7/1/2014 (2)	2,900	3,075
Norfolk Southern Corp.	7.35%	5/15/2007	9	10
Norfolk Southern Corp.	5.257%	9/17/2014	45	44
Norfolk Southern Corp.	7.70%	5/15/2017	6,650	8,034
Norfolk Southern Corp.	9.75%	6/15/2020	1,421	1,960
Norfolk Southern Corp.	7.80%	5/15/2027	1,200	1,462
Norfolk Southern Corp.	7.25%	2/15/2031	675	786
Norfolk Southern Corp.	7.05%	5/1/2037	3,950	4,490
Norfolk Southern Corp.	7.875%	5/15/2043	580	718
Norfolk Southern Corp.	7.90%	5/15/2097	1,425	1,766
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	8,425	8,299
Southwest Airlines Co.	6.50%	3/1/2012	8,800	9,523
Southwest Airlines Co.	5.25%	10/1/2014	3,275	3,269
Union Pacific Corp.	7.25%	11/1/2008	2,200	2,473
Union Pacific Corp.	3.625%	6/1/2010	3,040	2,925
Union Pacific Corp.	6.65%	1/15/2011	6,150	6,850
Union Pacific Corp.	6.50%	4/15/2012	2,400	2,653
Union Pacific Corp.	7.00%	2/1/2016	1,150	1,317
Union Pacific Corp.	7.125%	2/1/2028	1,000	1,133
Union Pacific Corp.	6.625%	2/1/2029	2,350	2,530
Other
Black &Decker Corp.	7.125%	6/1/2011	500	574
Cooper Industries, Inc.	5.25%	7/1/2007	505	528
Rockwell International Corp.	6.70%	1/15/2028	1,350	1,491

				3,104,721

Utilities (1.6%)
Electric (1.3%)
AEP Texas Central Co.	5.50%	2/15/2013	2,725	2,822
AEP Texas Central Co.	6.65%	2/15/2033	2,850	3,084
Alabama Power Co.	5.50%	10/15/2017	11,600	12,070
American Electric Power Co., Inc.	6.125%	5/15/2006	4,075	4,271
Arizona Public Service Co.	5.80%	6/30/2014	4,225	4,393
Arizona Public Service Co.	4.65%	5/15/2015	4,450	4,227
Boston Edison Co.	4.875%	4/15/2014	2,275	2,305
Carolina Power &Light Co.	5.125%	9/15/2013	405	415
Centerpoint Energy Houston	5.75%	1/15/2014	500	531
Cincinnati Gas & Electric Co.	5.70%	9/15/2012	3,300	3,478
Cleveland Electric Illumination Co.	7.88%	11/1/2017	1,450	1,765
Commonwealth Edison Co.	3.70%	2/1/2008	1,150	1,155
Commonwealth Edison Co.	6.15%	3/15/2012	7,200	7,944
Commonwealth Edison Co.	4.70%	4/15/2015	2,750	2,723
Commonwealth Edison Co.	5.875%	2/1/2033	340	354
Consolidated Edison, Inc.	6.625%	12/15/2005	10,875	11,384
Consolidated Edison, Inc.	4.875%	2/1/2013	340	344
Constellation Energy Group, Inc.	6.125%	9/1/2009	6,700	7,274
Constellation Energy Group, Inc.	7.00%	4/1/2012	2,075	2,342
Constellation Energy Group, Inc.	7.60%	4/1/2032	7,440	8,706
Consumers Energy Co.	4.25%	4/15/2008	4,210	4,238
Consumers Energy Co.	4.80%	2/17/2009	6,100	6,282
Consumers Energy Co.	5.375%	4/15/2013	3,650	3,751
Detroit Edison Co.	6.125%	10/1/2010	2,080	2,276
Dominion Resources, Inc.	4.125%	2/15/2008	450	456
Dominion Resources, Inc.	6.25%	6/30/2012	5,000	5,406
Dominion Resources, Inc.	6.30%	3/15/2033	4,600	4,648
Dominion Resources, Inc.	5.25%	8/1/2033	3,300	3,273
DTE Energy Co.	7.05%	6/1/2011	1,050	1,185
DTE Energy Co.	6.375%	4/15/2033	1,150	1,163
Duke Capital Corp.	6.75%	2/15/2032	4,650	4,895
Duke Energy Corp.	3.75%	3/5/2008	2,500	2,511
Duke Energy Corp.	6.25%	1/15/2012	2,100	2,277
Duke Energy Corp.	6.00%	12/1/2028	500	497
Duke Energy Corp.	6.45%	10/15/2032	3,450	3,615
Energy East Corp.	6.75%	6/15/2012	6,300	6,987
Entergy Gulf States	3.60%	6/1/2008	3,250	3,209
Florida Power & Light	6.875%	12/1/2005	10,500	11,014
Florida Power & Light Co.	5.625%	4/1/2034	1,500	1,494
FPL Group Capital, Inc.	3.25%	4/11/2006	2,470	2,485
FPL Group Capital, Inc.	7.625%	9/15/2006	5,450	5,913
HQI Transelec Chile SA	7.875%	4/15/2011	11,225	13,061
Jersey Central Power & Light Co.	5.625%	5/1/2016 (2)	3,700	3,861
MidAmerican Energy Co.	5.125%	1/15/2013	6,025	6,190
MidAmerican Energy Co.	6.75%	12/30/2031	9,600	10,925
MidAmerican Energy Holdings	5.875%	10/1/2012	670	707
National Rural Utilities Cooperative Finance Corp.	6.50%	3/1/2007	4,075	4,378
National Rural Utilities Cooperative Finance Corp.	7.25%	3/1/2012	8,100	9,362
National Rural Utilities Cooperative Finance Corp.	4.75%	3/1/2014	2,125	2,117
National Rural Utilities Cooperative Finance Corp.	8.00%	3/1/2032	3,400	4,408
NiSource Finance Corp.	3.20%	11/1/2006	1,000	999
NiSource Finance Corp.	7.875%	11/15/2010	4,060	4,791
NiSource Finance Corp.	5.40%	7/15/2014	1,400	1,433
Oncor Electric Delivery Co.	6.375%	1/15/2015	5,075	5,599
Oncor Electric Delivery Co.	7.25%	1/15/2033	7,525	8,819
Pacific Gas & Electric Co.	3.60%	3/1/2009	1,500	1,482
Pacific Gas & Electric Co.	4.20%	3/1/2011	2,475	2,443
Pacific Gas & Electric Co.	4.80%	3/1/2014	1,750	1,734
Pacific Gas & Electric Co.	6.05%	3/1/2034	14,725	14,864
PacifiCorp	6.90%	11/15/2011	7,825	8,969
PacifiCorp	7.70%	11/15/2031	1,500	1,889
Pepco Holdings, Inc.	6.45%	8/15/2012	2,425	2,639
Pepco Holdings, Inc.	7.45%	8/15/2032	1,550	1,785
PPL Energy Supply LLC	6.40%	11/1/2011	25	27
Progress Energy, Inc.	6.05%	4/15/2007	1,770	1,867
Progress Energy, Inc.	5.85%	10/30/2008	1,000	1,066
Progress Energy, Inc.	7.10%	3/1/2011	7,540	8,508
Progress Energy, Inc.	7.75%	3/1/2031	2,150	2,551
Progress Energy, Inc.	7.00%	10/30/2031	3,200	3,493
PSEG Power Corp.	6.875%	4/15/2006	9,225	9,743
PSEG Power Corp.	6.95%	6/1/2012	1,100	1,236
PSEG Power Corp.	5.50%	12/1/2015	900	898
PSEG Power Corp.	8.625%	4/15/2031	2,200	2,824
Public Service Co. of Colorado	4.375%	10/1/2008	8,875	9,064
Public Service Co. of Colorado	5.50%	4/1/2014	340	358
SCANA Corp.	6.25%	2/1/2012	7,600	8,312
South Carolina Electric & Gas Co.	6.625%	2/1/2032	2,750	3,120
South Carolina Electric & Gas Co.	5.30%	5/15/2033	1,270	1,207
Southern California Edison Co.	8.00%	2/15/2007	1,250	1,384
Southern California Edison Co.	5.00%	1/15/2014	2,950	2,993
Southern California Edison Co.	4.65%	4/1/2015	1,500	1,473
Southern California Edison Co.	6.00%	1/15/2034	8,075	8,428
Southern California Edison Co.	5.75%	4/1/2035	1,125	1,135
United Utilities PLC	5.375%	2/1/2019	7,775	7,595
Virginia Electric & Power Co.	5.75%	3/31/2006	1,650	1,718
Virginia Electric & Power Co.	5.375%	2/1/2007	9,400	9,789
Wisconsin Electric Power Co.	5.625%	5/15/2033	1,250	1,247
Natural Gas (0.3%)
Columbia Energy Group	7.62%	11/28/2025	4,451	4,732
Consolidated Natural Gas	5.375%	11/1/2006	4,075	4,255
Consolidated Natural Gas	6.25%	11/1/2011	6,300	6,853
Duke Energy Field Services	7.875%	8/16/2010	8,925	10,399
Duke Energy Field Services	8.125%	8/16/2030	350	437
Enron Corp.	6.625%	11/15/2005 **	1,375	358
Enron Corp.	7.125%	5/15/2007 **	8,646	2,248
Enron Corp.	6.875%	10/15/2007 **	8,500	2,210
Enron Corp.	6.75%	8/1/2009 **	6,445	1,676
HNG Internorth	9.625%	3/15/2006 **	4,680	1,217
KeySpan Corp.	6.15%	6/1/2006	560	588
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	450	500
Kinder Morgan, Inc.	6.50%	9/1/2012	11,450	12,543
KN Energy, Inc.	7.25%	3/1/2028	800	893
Panhandle Eastern Pipeline	4.80%	8/15/2008	450	460
Sempra Energy	6.95%	12/1/2005	14,875	15,572
Southern Union Co.	7.60%	2/1/2024	800	883
Texas Eastern Transmission	5.25%	7/15/2007	900	937
Texas Gas Transmission	4.60%	6/1/2015	4,000	3,830
Trans-Canada Pipelines	4.00%	6/15/2013	4,025	3,794
Trans-Canada Pipelines	5.60%	3/31/2034	2,350	2,270
Yosemite Security Trust	8.25%	11/15/2004 (2)**	31,685	11,327

				449,635

TOTAL CORPORATE BONDS
(Cost $6,901,150)				7,141,611

SOVEREIGN BONDS (U.S. Dollar-Denominated) (3.8%)

African Development Bank	3.25%	8/1/2008	7,600	7,582
Asian Development Bank	4.875%	2/5/2007	33,575	35,019
Asian Development Bank	5.593%	7/16/2018	3,300	3,540
Bayerische Landesbank	2.875%	10/15/2008	5,300	5,145
Canadian Government	6.75%	8/28/2006	12,520	13,472
Canadian Government	5.25%	11/5/2008	2,450	2,624
Canadian Mortgage & Housing	2.95%	6/2/2008	1,000	988
China Development Bank	4.75%	10/8/2014	4,800	4,666
Corporacion Andina de Fomento	5.20%	5/21/2013	1,050	1,052
Eksportfinans	4.375%	7/15/2009	6,075	6,233
European Investment Bank	5.625%	1/24/2006	29,500	30,683
European Investment Bank	3.00%	8/15/2006	3,400	3,424
European Investment Bank	4.875%	9/6/2006	11,650	12,100
European Investment Bank	7.125%	9/18/2006	3,800	4,105
European Investment Bank	4.625%	3/1/2007	30,650	31,868
European Investment Bank	2.375%	6/15/2007	3,750	3,689
European Investment Bank	3.00%	6/16/2008	8,025	7,966
European Investment Bank	3.375%	3/16/2009	10,025	9,968
European Investment Bank	4.625%	5/15/2014	5,925	6,107
Export Development Canada	4.00%	8/1/2007	5,050	5,151
Export-Import Bank of Korea	7.10%	3/15/2007	3,250	3,505
Export-Import Bank of Korea	4.50%	8/12/2009	2,400	2,425
Federation of Malaysia	8.75%	6/1/2009	7,000	8,374
Federation of Malaysia	7.50%	7/15/2011	4,025	4,699
Hellenic Republic	6.95%	3/4/2008	6,025	6,700
Instituto de Credito Oficial	6.00%	5/19/2008	5,400	5,872
Inter-American Development Bank	5.375%	1/18/2006	4,615	4,783
Inter-American Development Bank	6.125%	3/8/2006	10,220	10,729
Inter-American Development Bank	6.375%	10/22/2007	2,400	2,619
Inter-American Development Bank	3.375%	3/17/2008	2,700	2,709
Inter-American Development Bank	5.375%	11/18/2008	7,400	7,950
Inter-American Development Bank	5.625%	4/16/2009	20,550	22,308
Inter-American Development Bank	8.50%	3/15/2011	2,490	3,092
Inter-American Development Bank	4.375%	9/20/2012	5,825	5,920
Inter-American Development Bank	3.50%	7/8/2013	450	430
Inter-American Development Bank	7.00%	6/15/2025	3,750	4,523
International Bank for Reconstruction & Development	6.375%	7/21/2005	23,258	24,024
International Bank for Reconstruction & Development	5.00%	3/28/2006	15,100	15,633
International Bank for Reconstruction & Development	6.625%	8/21/2006	6,205	6,659
International Bank for Reconstruction & Development	4.375%	9/28/2006	10,925	11,290
International Bank for Reconstruction & Development	4.125%	8/12/2009	2,024	2,070
International Bank for Reconstruction & Development	8.875%	3/1/2026	1,250	1,830
International Finance Corp.	3.00%	4/15/2008	10,400	10,365
KFW International Finance, Inc.	2.50%	10/17/2005	37,225	37,291
KFW International Finance, Inc.	5.25%	6/28/2006	3,900	4,060
KFW International Finance, Inc.	4.75%	1/24/2007	16,000	16,643
Korea Development Bank	5.25%	11/16/2006	2,540	2,637
Korea Development Bank	3.875%	3/2/2009	2,225	2,194
Korea Development Bank	4.75%	7/20/2009	9,575	9,753
Korea Development Bank	5.75%	9/10/2013	3,240	3,396
Kredit Fuer Wiederaufbau	2.375%	9/25/2006	10,800	10,720
Kredit Fuer Wiederaufbau	3.25%	7/16/2007	6,075	6,094
Kredit Fuer Wiederaufbau	3.375%	1/23/2008	4,700	4,714
Kredit Fuer Wiederaufbau	3.25%	3/30/2009	1,375	1,357
Landwirtschaft Rentenbank	3.375%	11/15/2007	16,600	16,679
Landwirtschaft Rentenbank	3.25%	6/16/2008	5,400	5,371
Landwirtschaft Rentenbank	3.875%	9/4/2008	8,250	8,376
Nordic Investment Bank	3.125%	4/24/2008	5,850	5,815
Oesterreich Kontrollbank	5.50%	1/20/2006	8,091	8,396
Oesterreich Kontrollbank	5.125%	3/20/2007	7,500	7,873
Ontario Hydro Electric	6.10%	1/30/2008	800	865
Ontario Hydro Electric	7.45%	3/31/2013	3,400	4,123
Pemex Project Funding Master Trust	8.50%	2/15/2008	4,200	4,719
Pemex Project Funding Master Trust	7.875%	2/1/2009 (3)	17,730	19,787
Pemex Project Funding Master Trust	9.125%	10/13/2010	670	796
Pemex Project Funding Master Trust	8.00%	11/15/2011 (3)	2,400	2,720
Pemex Project Funding Master Trust	7.375%	12/15/2014	10,100	10,999
Pemex Project Funding Master Trust	8.625%	2/1/2022 (3)	8,105	9,240
People's Republic of China	7.30%	12/15/2008	2,400	2,726
People's Republic of China	4.75%	10/29/2013	2,400	2,372
Province of British Columbia	4.625%	10/3/2006	6,000	6,208
Province of British Columbia	5.375%	10/29/2008	6,600	7,086
Province of British Columbia	4.30%	5/30/2013	2,250	2,246
Province of Manitoba	4.25%	11/20/2006	4,500	4,625
Province of Manitoba	7.50%	2/22/2010	5,200	6,116
Province of New Brunswick	3.50%	10/23/2007	15,150	15,253
Province of Nova Scotia	5.75%	2/27/2012	2,075	2,262
Province of Ontario	3.35%	7/16/2007	6,625	6,641
Province of Ontario	5.50%	10/1/2008	31,400	33,683
Province of Ontario	5.125%	7/17/2012	7,950	8,345
Province of Quebec	7.00%	1/30/2007	3,000	3,264
Province of Quebec	5.75%	2/15/2009	250	271
Province of Quebec	5.00%	7/17/2009	19,370	20,381
Province of Quebec	6.125%	1/22/2011	5,185	5,757
Province of Quebec	7.125%	2/9/2024	1,030	1,247
Province of Quebec	7.50%	9/15/2029	6,680	8,545
Province of Saskatchewan	7.375%	7/15/2013	1,550	1,874
Quebec Hydro Electric	6.30%	5/11/2011	12,500	14,002
Quebec Hydro Electric	8.00%	2/1/2013	5,000	6,199
Quebec Hydro Electric	7.50%	4/1/2016	500	618
Quebec Hydro Electric	8.40%	1/15/2022	950	1,269
Region of Lombardy	5.804%	10/25/2032	3,250	3,419
Republic of Chile	5.625%	7/23/2007	10,545	11,117
Republic of Chile	7.125%	1/11/2012	3,500	4,002
Republic of Chile	5.50%	1/15/2013	340	355
Republic of Finland	5.875%	2/27/2006	2,825	2,956
Republic of Finland	4.75%	3/6/2007	2,900	3,023
Republic of Italy	4.375%	10/25/2006	32,900	33,846
Republic of Italy	2.75%	12/15/2006	4,975	4,954
Republic of Italy	3.625%	9/14/2007	33,675	34,090
Republic of Italy	3.25%	5/15/2009	1,400	1,377
Republic of Italy	5.625%	6/15/2012	28,425	31,002
Republic of Italy	4.375%	6/15/2013	7,300	7,349
Republic of Italy	6.875%	9/27/2023	3,350	4,003
Republic of Italy	5.375%	6/15/2033	11,400	11,373
Republic of Korea	8.875%	4/15/2008	4,200	4,921
Republic of Korea	4.25%	6/1/2013	4,150	3,975
Republic of Korea	4.875%	9/22/2014	4,225	4,177
Republic of Poland	5.25%	1/15/2014	670	700
Republic of South Africa	7.375%	4/25/2012	15,450	17,369
Republic of South Africa	6.50%	6/2/2014	1,175	1,253
Republic of South Africa	8.50%	6/23/2017	75	91
State of Israel	4.625%	6/15/2013	1,800	1,733
Swedish Export Credit	2.875%	1/26/2007	4,700	4,694
Tenaga Nasional	7.50%	1/15/2096 (2)	5,000	4,752
United Mexican States	9.875%	1/15/2007	7,050	8,019
United Mexican States	8.625%	3/12/2008	8,200	9,389
United Mexican States	4.625%	10/8/2008	7,825	7,907
United Mexican States	10.375%	2/17/2009	18,225	22,444
United Mexican States	9.875%	2/1/2010	3,730	4,603
United Mexican States	8.375%	1/14/2011	10,267	12,048
United Mexican States	7.50%	1/14/2012	9,800	11,045
United Mexican States	6.375%	1/16/2013	9,065	9,550
United Mexican States	5.875%	1/15/2014	4,500	4,563
United Mexican States	6.625%	3/3/2015	6,200	6,581
United Mexican States	11.375%	9/15/2016	6,050	8,894
United Mexican States	8.125%	12/30/2019	4,200	4,841
United Mexican States	8.30%	8/15/2031	19,280	21,979
United Mexican States	7.50%	4/8/2033	3,500	3,679
United Mexican States	6.75%	9/27/2034	3,900	3,740

TOTAL SOVEREIGN BONDS
(Cost $1,044,230)				1,065,312

TAXABLE MUNICIPAL BONDS (0.2%)

Illinois (Taxable Pension) GO	4.95%	6/1/2023	1,475	1,410
Illinois (Taxable Pension) GO	5.10%	6/1/2033	31,850	30,170
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	5,925	5,929
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	4,475	5,562
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	3,800	3,668
Oregon (Taxable Pension) GO	5.762%	6/1/2023	2,475	2,595
Oregon (Taxable Pension) GO	5.892%	6/1/2027	3,575	3,791
Oregon School Board Assn	5.528%	6/30/2028	1,525	1,538
Wisconsin Public Service Rev	4.80%	5/1/2013	3,150	3,208
Wisconsin Public Service Rev	5.70%	5/1/2026	3,550	3,676

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $59,336)				61,547

TEMPORARY CASH INVESTMENT (4.0%)			Shares

Vanguard Market Liquidity Fund, 1.74%†
(Cost $1,118,002)			1,118,002	1,118,002

TOTAL INVESTMENTS (103.2%)
(Cost $28,055,490)				28,689,673

OTHER ASSETS AND LIABILITIES--NET (-3.2%)				(895,353)

NET ASSETS (100%)				$27,794,320

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
**Non-income-producing security — security in default.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of these securities was $237,780,000, representing 0.9% of net assets.
(3)Adjustable-rate note.
†Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO — General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2004, the cost of investment securities for tax purposes was $28,055,490,000. Net unrealized appreciation of investment securities for tax purposes was $634,183,000, consisting of unrealized gains of $746,261,000 on securities that had risen in value since their purchase and $112,078,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities. Swaps are valued daily, and the change in value is recorded as unrealized appreciation(depreciation) until the termination of the swap, at which time realized gain(loss) is recorded.

At September 30, 2004, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer*	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)

Commercial Mortgage-Backed Securities Index
10/1/2004	BA	$100,000	1.07%	($361)
10/31/2004	BA	70,000	1.07	1,598
11/30/2004	BA	50,000	1.47	1,088
11/30/2004	UBS	60,000	1.48	1,303
Federal Home Loan Mortgage Corp., 5.0% 15-Year
10/31/2004	UBS	30,000	1.59	367
Federal National Mortgage Association, 6.0% 30-Year
11/30/2004	BS	60,000	0.85	177
Federal National Mortgage Association, 4.5% 15-Year
12/31/2004	UBS	70,000	1.69	1,549
Federal National Mortgage Association, 5.0% 15-Year
12/31/2004	UBS	50,000	1.64	878
Federal National Mortgage Association, 5.0% 30-Year
1/31/2005	UBS	60,000	1.74	1,090

				$7,689

*BA-Bank of America.
BS-Bear Stearns.
DBS-Deutsche Bank Securities.
UBS-UBS Warburg.
** Based on one-month London Inter-Bank Offer-Rate (LIBOR).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.